            As filed with the U.S. Securities and Exchange Commission
                              on September 3, 1998


                        Securities Act File No. 333-60229
                    Investment Company Act File No. 811-08905

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      [x]


                           Pre-Effective Amendment No. 1                [x]


                           Post-Effective Amendment No.__               [ ]

                                     and/or

             REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT
                                   OF 1940                              [x]


                               Amendment No. 1                          [x]
                        (Check appropriate box or boxes)


         Warburg, Pincus European Central and Eastern Europe Fund, Inc.
                     .......................................
               (Exact Name of Registrant as Specified in Charter)

    466 Lexington Avenue
    New York, New York                                10017-3147
            ........................................................
        (Address of Principal Executive Offices)              (Zip Code)

       Registrant's Telephone Number, including Area Code: (212) 878-0600

                               Mr. Eugene P. Grace
              Warburg, Pincus Central and Eastern Europe Fund, Inc.
                              466 Lexington Avenue
                          New York, New York 10017-3147
                     ......................................
                     (Name and Address of Agent for Service)

                                    Copy to:
                             Rose F. DiMartino, Esq.
                            Willkie Farr & Gallagher
                               787 Seventh Avenue
                          New York, New York 10019-6099

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

Title of Securities Being Registered:  Common Stock, $.001 par value per share.

          The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended (the "1933 Act"), or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

              WARBURG, PINCUS CENTRAL AND EASTERN EUROPE FUND, INC.

                                    FORM N-1A

                              CROSS REFERENCE SHEET

Part A
Item No.                                                                   Prospectus Heading
--------                                                                   ------------------
1.       (a) Front Cover Page..........................................    Front Cover Page
         (b) Back Cover Page...........................................    Back Cover Page

2.       Risk/Return Summary:
           Investments, Risks,
           and Performance.............................................    Overview -- Investor Profile; Goals
                                                                           and Principal Strategies; A Word About
                                                                           Risk

3.       Risk/Return Summary:
           Fee Table...................................................    Fees and Fund Expenses; Example

4.       Investment Objectives,
           Principal Investment Strategies,
           and Related Risks...........................................    Overview -- Goals and Principal
                                                                           Strategies; A Word About Risk;
                                                                           European Equity Fund; Central and
                                                                           Eastern Europe Fund; More About Risk;
                                                                           Other Investment Strategies

5.       Management's Discussion of
           Fund Performance............................................    Not Applicable

6.       Management, Organization and
           Capital Structure...........................................    Overview -- Multi-Class Structure; The
                                                                           Funds In Detail; Fund Information Key;
                                                                           Meet The Managers

7.       Shareholder Information.......................................    Fund Information Key; About Your
                                                                           Account; Other Information; For More
                                                                           Information; Shareholder Guide


8.       Distribution Arrangements.....................................    The Funds In Detail; Other Information

9.       Financial Highlights Information..............................    Not Applicable

Part B
Item No.
--------

10.      (a) Front Cover Page..........................................    Cover Page
         (b) Table of Contents.........................................    Cover Page

11.      Fund History..................................................    Organization of the Funds

12.      Description of the Fund and its
           Investments and Risks.......................................    Organization of the Funds; Investment
                                                                           Objectives and Policies; See
                                                                           Prospectus -- "Goals and Principal
                                                                           Strategies," "A Word About Risk,"
                                                                           "Other Investment Strategies," "More
                                                                           About Risk," "European Equity Fund,"
                                                                           and "Central and Eastern Europe Fund"

13.      Management of the Fund........................................    Management of the Funds; See
                                                                           Prospectus -- "The Funds In Detail,"
                                                                           and "Meet The Managers"

14.      Control Persons and Principal
           Holders of Securities.......................................    Management of the Funds

15.      Investment Advisory and
           Other Services..............................................    Management of the Funds; See
                                                                           Prospectus -- "The Funds In Detail,"
                                                                           and "Other Information"

16.      Brokerage Allocation
           and Other Practices.........................................    Investment Objectives and Policies --
                                                                           Portfolio Transactions


17.      Capital Stock and Other
           Securities..................................................    Management of the Funds; Organization
                                                                           of the Fund; See Prospectus --
                                                                           "Overview -- Multi-Class Structure"

18.      Purchase, Redemption and Pricing
           of Shares...................................................    Additional Purchase and Redemption
                                                                           Information; See Prospectus -- "About
                                                                           Your Account," "Other Information,"
                                                                           "For More Information," and
                                                                           "Shareholder Guide"

19.      Taxation of the Fund..........................................    Additional Information Concerning
                                                                           Taxes; See Prospectus -- "About Your
                                                                           Account"

20.      Underwriters..................................................    Investment Objectives and Policies --
                                                                           Portfolio Transactions; Management of
                                                                           the Funds -- Distribution and
                                                                           Shareholder Servicing; See Prospectus --
                                                                           "The Funds In Detail," and "Other
                                                                           Information"

21.      Calculation of Performance Data...............................    Determination of Performance

22.      Financial Statements..........................................    Financial Statements(1); Report of
                                                                           PricewaterhouseCoopers LLP,
                                                                           Independent Accountants(1)


Part C

Information required to be included in Part C is set forth after the appropriate item, so numbered, in Part C to this Registration Statement.

--------
1        To be filed by amendment.

The Common Share Prospectus is incorporated by reference to the initial registration statement filed on July 30, 1998.

                 Subject to Completion, dated September 3, 1998


                                   PROSPECTUS

                                October 1, 1998


                            BEA INSTITUTIONAL FUNDS





                              EUROPEAN EQUITY FUND

                                       -

                        CENTRAL AND EASTERN EUROPE FUND

                                     [LOGO]

     As with all mutual funds, the Securities and Exchange Commission has not approved these funds, nor does it guarantee that the information in this prospectus is accurate or complete. It is a criminal offense to state otherwise.

                          CONTENTS


OVERVIEW.................................................   3
   Multi-Class Structure.................................   3
   Investor Profile......................................   3

KEY POINTS...............................................   4
   Goals and Principal Strategies........................   4
   A Word About Risk.....................................   5

INVESTOR EXPENSES........................................   6
   Fees and Fund Expenses................................   6
   Example...............................................   7

THE FUNDS IN DETAIL......................................   8
   The Management Firms..................................   8
   Distribution and Service..............................   8
   Fund Information Key..................................   9

EUROPEAN EQUITY FUND.....................................  10

CENTRAL AND EASTERN EUROPE FUND..........................  12

MORE ABOUT RISK..........................................  14
   Introduction..........................................  14
   Types of Investment Risk..............................  14
   Certain Investment Practices..........................  17

MEET THE MANAGERS........................................  19

ABOUT YOUR ACCOUNT.......................................  20
   Share Valuation.......................................  20
   Buying and Selling Shares.............................  20
   Distributions.........................................  23
   Taxes.................................................  23

OTHER INFORMATION........................................  25
   About the Distributor.................................  25

FOR MORE INFORMATION.....................................  26

                                   OVERVIEW

     MULTI-CLASS STRUCTURE

   The BEA Institutional Funds are separate Institutional Classes of shares of certain Warburg Pincus Funds. This prospectus describes the Institutional Classes of the Warburg Pincus European Equity Fund and the Warburg Pincus Central and Eastern Europe Fund. The Common Class is described in a separate prospectus.

     INVESTOR PROFILE

   These funds are designed for investors who:


 - have longer time horizons


 - are willing to assume the risk of losing money in exchange for attractive potential long-term returns


 - are investing for capital appreciation


 - can accept a higher degree of volatility


 - are seeking access to European markets, which can be less accessible to individual investors



   They may NOT be appropriate if you:


 - are investing for a shorter time horizon

 - are uncomfortable with an investment that may suffer substantial declines in value

 - are looking for a broadly diversified global or international equity fund


 - are looking for income


   You should base your selection of a fund on your own goals, risk preferences and time horizon.


-----------------------------------------------
     The Central and Eastern Europe Fund
     targets the emerging markets of a
     single geographic region. The fund
     intends to invest in Russia, a
     country whose stock market has
     recently experienced extreme
     volatility and illiquidity. Because
     this fund involves a high level of
     risk, you should consider it only for
     the aggressive portion of your
     portfolio. The Central and Eastern
     Europe Fund may not be appropriate
     for everyone.
-----------------------------------------------

                                   KEY POINTS


                         GOALS AND PRINCIPAL STRATEGIES

  FUND/RISK FACTORS               GOAL                         STRATEGY
EUROPEAN EQUITY FUND    Capital appreciation      - Invests in European stocks
Risk factors:                                     - Targets Western European
 Market risk                                        countries
 Foreign securities                               - May use growth or value
 Region focus                                       approaches
CENTRAL AND EASTERN     Capital appreciation      - Invests primarily in Central and
EUROPE FUND                                         Eastern European stocks
Risk Factors:                                     - Focuses on the Czech Republic,
 Market risk                                        Hungary, Poland and Russia
 Foreign securities                               - Combines growth and value
 Emerging markets                                   approaches
   focus
 Region focus
 Country focus

     A WORD ABOUT RISK

   All investments involve some level of risk. Simply defined, risk is the possibility that you will lose money or not make money.


   Principal risk factors for the funds are discussed below. Before you invest, please make sure you understand the risks that apply to your fund. As with any mutual fund, you could lose money over any period of time.


   Investments in the funds are not bank deposits. They are not FDIC-insured or government-endorsed.

MARKET RISK
Both funds


   The market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of economy, or market as a whole. Market risk is common to most investments -- including stocks and bonds, and the mutual funds that invest in them.


FOREIGN SECURITIES
Both funds

   A fund that invests outside the U.S. carries additional risks that include:


 - CURRENCY RISK. Fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign-currency denominated investments and may widen any losses.



 - INFORMATION RISK. Key information about an issuer, security or market may be inaccurate or unavailable.



 - POLITICAL RISK. Foreign-government actions such as capital controls, nationalizing a company or industry, expropriating assets, or imposing punitive taxes could have a severe effect on foreign security prices and impair a fund's ability to repatriate capital or income. Other political risks include economic policy changes, social and political instability, military action and war.


COUNTRY/REGION FOCUS
Both funds

   Market swings in the targeted country or region will be likely to have a greater effect on fund performance than they would in a more geographically diversified equity fund.

EMERGING MARKETS FOCUS
Central and Eastern Europe Fund


   Focusing on emerging (less developed) markets involves higher levels of risk, including increased currency, information, liquidity, market, political and valuation risk. Deficiencies in regulatory oversight, market infrastructure, shareholder protections and company laws could expose the fund to operational and other risks as well. Some countries may have restrictions that could limit the fund's access to attractive opportunities. Additionally, emerging markets often face serious economic problems (such as high external debt, inflation and unemployment) that could subject a fund to increased volatility or substantial declines in value.

                               INVESTOR EXPENSES


                             FEES AND FUND EXPENSES

This table describes the fees and expenses you may bear as a shareholder. Annual fund operating expense figures are estimates for fiscal 1999, but do not reflect fee waivers and expense reimbursements.*


                                                                 EUROPEAN       CENTRAL AND
                                                                  EQUITY       EASTERN EUROPE
                                                                   FUND             FUND
SHAREHOLDER FEES (paid directly from your investment)
Sales charge "load" on purchases                                   NONE             NONE
Deferred sales charge "load'                                       NONE             NONE
Sales charge "load" on reinvested distributions                    NONE             NONE
Redemption fee (short-term trading fee) on
 shares held less than six months (as a percent
 of amount redeemed)                                               NONE            1.00%(1)
Exchange fee                                                       NONE             NONE
ANNUAL FUND OPERATING EXPENSES (deducted from fund assets)
Management fee                                                    1.00%            1.25%
Distribution and service (12b-1) fee                               NONE             NONE
Other expenses                                                    X.XX%            X.XX%
TOTAL ANNUAL FUND OPERATING EXPENSES*                               %                %


 (1) The short-term trading fee is waived until further notice.


 * Through at least December 1999, fund service providers have voluntarily agreed to waive some of their fees and reimburse expenses. These waivers and reimbursements are expected to lower fund expenses as follows:



                                           Distribution               Total annual
                              Management   and service     Other     fund operating
                                 fee       (12b-1) fee    expenses      expenses
European Equity Fund:           X.XX%          None        X.XX%          1.15%
Central and Eastern Europe
 Fund:                          X.XX%          None        X.XX%          1.40%

                                    EXAMPLE


This example may help you compare the cost of investing in these funds with the cost of investing in other mutual funds. Because it uses hypothetical conditions, your actual costs may be higher or lower.

Assume you invest $10,000, each fund returns 5% annually, expense ratios remain as listed previously, and you close your account at the end of the time periods shown. Based on these assumptions, your cost would be:

             BEFORE WAIVERS AND REIMBURSEMENTS*               ONE YEAR   THREE YEARS
 EUROPEAN EQUITY FUND                                          $           $
 CENTRAL AND EASTERN EUROPE FUND                               $           $

*Fee waivers and expense reimbursements would lower your cost as follows:

                                                              One year   Three years
European Equity Fund                                           $           $
Central and Eastern Europe Fund                                $           $

                              THE FUNDS IN DETAIL

     THE MANAGEMENT FIRMS


CREDIT SUISSE ASSET MANAGEMENT LIMITED


Beaufort House


15 St. Botolph Street


London, EC 3A 7JJ



 - Sub-adviser for the funds under the supervision of BEA



 - Credit Suisse Asset Management
   currently manages approximately $138 billion in assets



 - A member of Credit Suisse Asset Management and a subsidiary of Credit Suisse Group



 - Credit Suisse Asset Management also has offices in Budapest, Moscow, Prague, Warsaw, Frankfurt, Milan, Paris, Sydney, Tokyo and Zurich; these offices are not registered with the U.S. Securities and Exchange Commission


BEA ASSOCIATES
One Citicorp Center
153 East 53rd Street
New York, NY 10022

 - Investment adviser for the funds

 - A member of Credit Suisse Asset Management and a subsidiary of Credit Suisse Group, one of the world's leading banks


 - Currently manages approximately $35 billion in assets



 - An investment manager for corporate and state pension funds, endowments and other institutions


   Together with its predecessor firms, BEA has been engaged in the investment advisory business for over 60 years.

     DISTRIBUTION AND

     SERVICE

COUNSELLORS SECURITIES INC.
466 Lexington Avenue
New York, NY 10017

 - Distributor of the funds

 - A wholly owned subsidiary of Warburg Pincus Asset Management, Inc.

COUNSELLORS FUNDS SERVICE, INC.
466 Lexington Avenue
New York, NY 10017

 - Provides the funds with administrative services

 - A wholly owned subsidiary of Warburg Pincus Asset Management, Inc.

     FUND INFORMATION KEY

   Concise fund-by-fund descriptions begin on the next page. Each description provides the following information:


GOALS AND STRATEGIES



   The fund's particular investment goals and the strategies it intends to use in pursuing them. Percentages of fund assets are based on total assets unless indicated otherwise.


PORTFOLIO INVESTMENTS

   The primary types of securities in which the fund invests. Secondary investments are described in "More About Risk."

RISK FACTORS

   The major risk factors associated with the fund. Additional risk factors are included in "More About Risk."

     PORTFOLIO MANAGEMENT

   The individuals designated by the investment adviser or sub-adviser to handle the fund's day-to-day management.

     INVESTOR EXPENSES

   Estimated expenses for the 1999 fiscal year.

 - MANAGEMENT FEE The fee paid to the investment adviser and sub-adviser for providing investment advice to the fund. Expressed as a percentage of average net assets after waivers.

 - OTHER EXPENSES Fees paid by the fund for miscellaneous items such as administration, transfer agency, custody, auditing, legal and registration fees. Expressed as a percentage of average net assets after waivers, credits and reimbursements.

                              EUROPEAN EQUITY FUND

     GOAL AND STRATEGY

   The European Equity Fund seeks capital appreciation. To pursue this goal, the fund invests primarily in stocks of Western European companies.


   The fund considers Western Europe to include the European Union, Norway and Switzerland. The European Union currently consists of: Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Portugal, Spain, Sweden and the United Kingdom.



   Normally the fund invests at least 65% of assets in equity securities of companies located in or conducting a majority of their business in Western Europe. To enhance return potential, the fund may also pursue opportunities in other European countries.



   The fund intends to diversify its investments across different countries. However, at times the fund may invest a significant part of its assets in a single country. The fund may invest in companies of any size, although most of the fund's investments will be in larger capitalization companies.



   In choosing stocks, the portfolio managers consider a number of factors including:


 - stock price relative to the company's rate of earnings growth

 - valuation relative to other European companies and market averages

 - the stock's currency denomination


 - merger and acquisition trends, particularly trends related to the impact of the introduction of the new European currency, the "Euro", on the finance, marketing and distribution strategies on European companies

     PORTFOLIO INVESTMENTS

   This fund intends to invest at least 80% of its assets in equity securities of Western European companies. These equity securities include:

 - common and preferred stocks

 - securities convertible into common stocks

 - securities such as rights and warrants, whose values are based on common stocks

   The fund may also invest in investment-grade debt securities issued by Western European companies and governments. To a limited extent, the fund may engage in other investment practices.

     RISK FACTORS

   This fund's principal risk factors are:

 - market risk

 - foreign securities

 - region focus


   The value of your investment will fluctuate in response to stock market movements. Because the fund invests internationally, it carries additional risks, including currency, information and political risks. These risks are defined in "More About Risk."


   Also, because the fund targets a single region, you should expect it to be more volatile than a more geographically diversified equity fund. Fund performance is closely tied to economic and political conditions within Europe.


   "More About Risk" details certain other investment practices the fund may use. Please read that section carefully before you invest.


     PORTFOLIO MANAGEMENT

   Patricia Maxwell-Arnot and Susan E. Boland manage the fund's investment portfolio. You can find out more about them in "Meet the Managers."

     INVESTOR EXPENSES


Management fee                                                             X.XX%


All other expenses                                                         X.XX%


Total expenses                                                             X.XX%

                        CENTRAL AND EASTERN EUROPE FUND

     GOAL AND STRATEGY

   The Central and Eastern Europe Fund seeks capital appreciation. To pursue this goal, it invests primarily in stocks of Central and Eastern European companies.


   Under normal conditions, the fund invests at least 65% of assets in equity securities of companies located in or conducting a majority of their business in Central and Eastern Europe. The fund currently intends to focus on the Czech Republic, Hungary, Poland and Russia. Although it may invest a significant part of its assets in any of these countries, the fund will not invest more than 40% of assets (measured at the time of purchase) in any single country. Other Central and Eastern European countries in which the fund may invest include Bulgaria, Croatia, Estonia, Latvia, Lithuania, Romania, Slovakia, Slovenia and Ukraine. Up to 20% of assets (measured at the time of purchase) may be invested in any one of these countries.


   The fund may also invest in equity and debt securities of companies located in other European countries. These include emerging markets issuers, as well as companies expected to benefit from economic growth in Central and Eastern Europe.


   The portfolio managers seek to identify countries where economic and political reforms are most likely to produce above-average long-term returns. The managers then look for companies best positioned to take advantage of these developments. The fund's managers may consider factors such as:


 - operating ratios relative to other companies in the same industry
 - price/cash flow ratio relative to industry peers and market averages

     PORTFOLIO INVESTMENTS


   This fund invests primarily in equity securities that include:

 - common and preferred stocks

 - securities convertible into common stocks

 - securities such as rights and warrants, whose values are based on common stocks

   The fund may also invest in debt securities, including those rated below investment grade (junk bonds). To a limited extent, the fund may engage in other investment practices.

     RISK FACTORS

   This fund's principal risk factors are:

 - market risk

 - foreign securities

 - emerging-markets focus

 - region focus

 - country focus


   The value of your investment will fluctuate in response to stock market movements. Because the fund invests internationally, it carries additional risks, including currency, information and political risks. These risks, as well as access, operational and other risks associated with the fund's emerging-markets focus, are defined in "More About Risk."


   Also, because the fund targets a single region, you should expect it to be more volatile than a more geographically diversified equity fund. Fund perform-ance is closely tied to economic and political conditions within Central and Eastern Europe.


   To the extent that the fund invests in start-up and other small companies, it takes on further risks that could hurt its performance. These risks are defined in "More About Risk." That section also details other investment practices the fund may use. Please read "More About Risk" carefully before you invest.



     PORTFOLIO MANAGEMENT


   Glenn Wellman and Isabel Knight manage the fund's investment portfolio. You can find out more about them in "Meet the Managers."


     INVESTOR EXPENSES



Management fee                                                             X.XX%


All other expenses                                                         X.XX%


Total expenses                                                             X.XX%

                                MORE ABOUT RISK

     INTRODUCTION

   A fund's goal and principal strategies largely determine its risk profile. You will find a concise description of each fund's risk profile in "Overview." The fund-by-fund discussions contain more detailed information. This section discusses other risks that may affect the funds.

   The funds may use certain investment practices that have higher risks associated with them. However, each fund has limitations and policies designed to reduce many of the risks. "Other Investment Practices" describes these practices and the limitations on their use.

     TYPES OF INVESTMENT
     RISK

   The following risks are referred to throughout this prospectus.


   ACCESS RISK. Some countries may restrict a fund's access to investments or offer terms that are less advantageous than those for local investors. This could limit the attractive investment opportunities available to a fund.


   CREDIT RISK. The issuer of a security or the counterparty to a contract may default or otherwise become unable to honor a financial obligation.

   CURRENCY RISK. Fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign-currency denominated investments and may widen any losses.


   EURO CONVERSION. The planned introduction of a new European currency, the Euro, may result in uncertainties for European securities in the markets in which they trade and with respect to the operation of the fund. Currently, the Euro is expected to be introduced on January 1, 1999 by eleven European countries who are members of the European Economic and Monetary Union (EMU). The introduction of the Euro will result in the redomination of European debt and equity securities over a period of time which may result in various accounting differences and/or tax treatments which would not otherwise occur. Additional questions are raised by the fact that certain other EMU members, including the United Kingdom, will not officially be implementing the Euro on January 1, 1999. If the introduction of the Euro, or EMU as a whole, does not take place as planned there could be negative effects such as severe currency fluctuations and market disruptions.



   The adviser and sub-adviser are working to address Euro-related issues and understand that other key service providers are taking similar steps. However, at this time no one knows precisely what the degree of impact will be. To the extent that the market impact or effect on a fund holding is negative, it could hurt a fund's performance.


   EXPOSURE RISK. The risk associated with investments (such as derivatives) or practices (such as short selling) that increase the amount of money a fund could gain or lose on an investment.

 - HEDGED. Exposure risk could multiply losses generated by a derivative or practice used for hedging purposes. Such losses should be substantially offset by gains on the hedged investment. However, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

 - SPECULATIVE. To the extent that a derivative or practice is not used as a hedge, the fund is directly exposed to its risks. Gains or losses from speculative positions in a derivative may be much greater than the derivative's original cost. For example, potential losses from writing uncovered call options and from speculative short sales are unlimited.

   INFORMATION RISK. Key information about an issuer, security or market may be inaccurate or unavailable.

   INTEREST-RATE RISK. Changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed-income securities, a rise in interest rates typically causes a fall in values, while a fall in interest rates typically causes a rise in values.

   LIQUIDITY RISK. Certain fund securities may be difficult or impossible to sell at the time and the price that the fund would like. A fund may have to lower the price, sell other securities instead or forego an investment opportunity. Any of these could have a negative effect on fund management or performance.

   MARKET RISK. The market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility" may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments -- including stocks and bonds, and the mutual funds that invest in them.



   OPERATIONAL RISK. Some countries have less developed securities markets (and related transaction, registration and custody practices) that could subject a fund to losses from fraud, negligence, delay or other actions.


   POLITICAL RISK. Foreign-government actions such as capital controls, nationalizing a company or industry, expropriating assets, or imposing punitive taxes could have a severe effect on foreign security prices and impair a fund's ability to repatriate capital or income. Other political risks include economic policy changes, social and political instability, military action and war.

   VALUATION RISK. The lack of an active trading market may make it difficult to obtain an accurate price for a fund security.


   YEAR 2000 PROCESSING RISK. The funds could be hurt if the computer systems used by their adviser, sub-adviser and other service providers do not correctly handle the change from "99" to "00" on January 1, 2000. The adviser and sub-adviser are working to avoid such problems and to obtain assurances from service providers that they are taking similar steps. However, there can be no assurance that these efforts will be sufficient.



   The Year 2000 issue affects practically all companies, organizations, governments and markets throughout the world -- including companies or governmental entities in which the funds invest. However, at this time no one knows precisely what the degree of impact will be. To the extent that the impact on a fund holding or on the world's economies is negative, it could hurt a fund's performance.

                          CERTAIN INVESTMENT PRACTICES



For each of the following practices that a fund expects to use, this table shows the applicable investment limitation. Risks are indicated for each practice.


KEY TO TABLE:


[x] Permitted without limitation, does not indicate actual use


20% Represents an investment limitation as a percentage of net fund assets


[ ] Permitted, but not expected to be used to a significant extent



                                                           EUROPEAN   C&E
                                                            EQUITY   EUROPE
----------------------------------------------------------------------------
BORROWING. The borrowing of money from banks to meet
  redemptions or for other temporary or emergency purposes.
  Speculative exposure risk.                                   30%     30%

COUNTRY/REGION FOCUS. Investing a significant portion of
  fund assets in a single country or region. Market swings
  in the targeted country or region will be likely to have a greater effect on fund performance than they would in a
  more geographically diversified equity fund. Currency,
  market, political risks.                                     [x]    [x]

EMERGING MARKETS. Countries generally considered to be
  relatively less developed or industrialized. Emerging
  markets often face economic problems that could subject a
  fund to increased volatility or substantial declines in
  value. Deficiencies in regulatory oversight, market
  infrastructure, shareholder protections and company laws
  could expose a fund to risks beyond those normally
  encountered in developed countries. Access, currency,
  information, liquidity, market, operational, political,
  valuation risks.                                             [ ]    [x]

FOREIGN SECURITIES. Securities of foreign issuers, which may include depositary receipts. Currency, information,
  liquidity, market, political, valuation risks.               [x]    [x]

NON-INVESTMENT-GRADE DEBT SECURITIES. Debt securities rated
  below BBB/Baa (or of comparable quality, if unrated) are
  considered junk bonds. Credit, information, interest rate,
  liquidity, market, valuation risks.                          [ ]     35%

PRIVATIZATION PROGRAMS. Foreign governments may sell all or
  part of their interests in enterprises they own or
  control. Access, currency, information, liquidity,
  operational, political, valuation risks.                     [x]    [x]

RESTRICTED AND OTHER ILLIQUID SECURITIES. Securities with
  restrictions on trading, or those not actively traded. May include private placements. Liquidity, market, valuation
  risks.                                                       15%     15%

SECURITIES LENDING. Lending portfolio securities to
  financial institutions; a fund receives cash, U.S.
  government securities or bank letters of credit as
  collateral. Credit, liquidity, market, operational risks.    50%     50%

SHORT-TERM TRADING. Selling a security shortly after
  purchase. A fund engaging in short-term trading will have
  higher turnover and transaction expenses. Increased
  short-term capital gains distributions could raise
  shareholders' income tax liability.                          [x]    [x]

                                                           EUROPEAN   C&E
                                                            EQUITY   EUROPE

----------------------------------------------------------------------------
START-UP AND OTHER SMALL COMPANIES. Companies with small
  relative market capitalizations, including those with
  continuous operations of less than three years.
  Information, liquidity, market, valuation risks.             [ ]     [x]

STRUCTURED INSTRUMENTS. Swaps, structured securities and
  other instruments (that allow a fund to gain access to the performance of a benchmark asset such as an index or
  selected stocks) where the fund's direct investment in the benchmark asset is restricted. Access, credit, currency,
  exposure, information, interest-rate, liquidity, market,
  political, valuation risks.                                  [x]     [x]

TEMPORARY DEFENSIVE TACTICS. Placing some or all of a fund's assets in investments such as money market obligations and investment-grade debt securities for defensive purposes.
  Although intended to avoid losses in unusual market
  conditions, defensive tactics might prevent a fund from
  achieving its goal.                                          [ ]     [ ]

WARRANTS. Options issued by a company granting the holder
  the right to buy certain securities, generally common
  stock, at a specified price and usually for a limited
  time. Liquidity, market, speculative exposure risks.         15%     15%

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS. The purchase or sale of securities for delivery at a future date;
  market value may change before delivery. Exposure,
  liquidity, market risks.                                     20%     20%
----------------------------------------------------------------------------

                               MEET THE MANAGERS




                                                            PATRICIA MAXWELL-ARNOT
                SUSAN E. BOLAND                             Managing Director,
                Senior Vice President,                      Credit Suisse Asset
SUSAN BLACK     BEA Associates              PATRICIA ARNOT  Management Limited

 - Co-Portfolio Manager, European
   Equity Fund since fund inception         - Co-Portfolio Manager, European Equity
 - Joined BEA in 1996                         Fund since fund inception
 - Director and portfolio manager with      - Joined CSAM in 1995
   Barran & Partners Limited, 1995-1996     - Director at Lazard Brothers (London),
 - Partner and European portfolio             1984-1994
   manager for Teton Partners, 1992-
   1995
 - Portfolio manager and analyst with
   Fidelity Management & Research
   Company, 1985-1991




                ISABEL KNIGHT                               GLENN WELLMAN
                Director,                                   Managing Director,
                Credit Suisse Asset                         Credit Suisse Asset
ISABEL KNIGHT   Management Limited          GLENN WELLMAN   Management Limited

 - Co-Portfolio Manager, Central and        - Co-Portfolio Manager, Central and
   Eastern Europe Fund since fund             Eastern Europe Fund since fund
   inception                                  inception
 - Joined CSAM in 1997                      - Joined CSAM in 1993
 - Senior fund manager for emerging         - Managing director and chief
   Europe with Foreign & Colonial             investment officer, Alliance Capital
   Emerging Markets, 1995-1997                Limited, 1987-1993
 - Portfolio manager for Morgan Stanley
   Asset Management, 1992-1995



            Portfolio managers are introduced in alphabetical order.

                              ABOUT YOUR ACCOUNT


     SHARE VALUATION


   The price of your shares is also referred to as their net asset value (NAV).


   The NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) each day the Exchange is open for business. It is calculated by dividing the Institutional Class's total assets, less its liabilities, by the number of Institutional Class shares outstanding.



   Each fund values its securities based on market quotations when it calculates its NAV. If market quotations are not readily available, securities and other assets are valued by another method that the Board believes accurately reflects fair value. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, unless the Board determines that using this method would not reflect the investments' value.



   Some fund securities may be listed on foreign exchanges that are open on days (such as U.S. holidays) when the funds do not compute their prices. This could cause the value of a fund's portfolio investments to be affected by trading on days when you cannot buy or sell shares.

     BUYING AND SELLING SHARES


   Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. If we receive your request in proper form by 4 p.m. ET, your transaction will be priced at that day's NAV. If we receive it after 4 p.m., it will be priced at the next business day's NAV. You are entitled to dividend and capital-gain distributions (described below) as soon as your purchase order is executed.



   The funds may authorize financial-services firms, such as banks, brokers and investment advisers (and other intermediaries that the firms may designate), to accept orders. Your order will be considered received by the fund when received by an authorized firm (or its designee).



BUYING FUND SHARES



   INVEST BY WIRE. Institutional Class shares are generally available only to investors who have entered into an investment management agreement with the adviser. Investors should complete an account application and forward it to BEA Institutional Funds. After calling the Funds to place an order, you may wire funds to:



  State Street Bank and Trust Company ABA# 0110 000 28


  Attn: Mutual Funds/Custody Department


  BEA Institutional Funds


  DDA# 9905-227-6


  F/F/C: [Account Number and Registration]

You can also purchase shares by mailing a check or Federal Reserve draft to:



  BEA Institutional Funds


  P.O. Box 8500


  Boston, Massachusetts 02266-8500



or overnight to:



  BFDS


  Attn: BEA Institutional Funds


  66 Brooks Drive


  Braintree, Massachusetts 02184



   Federal Reserve drafts are available at national banks and at state Federal Reserve member banks. Please indicate the name of the fund being purchased on any check or Federal Reserve draft. The application contains further instructions.



   INVEST BY PURCHASES IN KIND. With the adviser's permission, investors may acquire Institutional Class shares in exchange for fund portfolio securities. The portfolio securities must meet the following requirements:



 - Match the investment objectives and policies of the fund to be purchased



 - Be considered by the fund's adviser or sub-adviser to be an appropriate fund investment



 - Be easily valued, liquid and not subject to restrictions on transfer



   You may have to pay administrative or custody costs if you make purchases in kind and the execution of your purchase order may be delayed.



   INVESTMENT MINIMUMS. Investment minimum requirements for Institutional Class shares are the following, including investment by purchases in-kind and by exchange (described below):



   Initial investment                                                 $3,000,000



   Subsequent investment                                                $100,000



   Clients of the adviser, along with the adviser's affiliates, client officers and certain other related persons, may purchase shares without entering into an investment management agreement with the adviser subject to an initial investment minimum of $100,000 and a subsequent investment minimum of $1,000.



   You must maintain an account balance in a fund of at least $500. If your account balance falls below the minimum required to keep it open, the fund may ask you to increase your balance. If it is still below the minimum after 30 days, the fund may close your account and mail you the proceeds.



SELLING FUND SHARES



   SELL FUND SHARES IN WRITING. You can sell (redeem) your shares on any day the fund is open by writing to BEA Institutional Funds. The request must be signed by all record owners (exactly as registered) or by an authorized person such as an investment adviser or other agent. Additional documents may be required for redemption by a corporation, partnership, trust, fiduciary, executor or administrator or in certain other cases.



   SHORT TERM TRADING FEE. A short-term trading fee of 1.0% of the amount redeemed will be deducted from the redemption proceeds if you sell shares of the Central and Eastern Europe Fund after holding them less than six months. This fee, which is currently being waived, is paid to the fund to offset costs associated with short-term shareholder trading. It does not apply to shares acquired through reinvestment of distributions. For purposes of computing the short-term trading fee, any shares bought through reinvestment of distributions will be redeemed first without the fee, followed by the shares held longest.



   REDEMPTION PROCEEDS. After selling fund shares you will receive the proceeds by either wire or check, mailed within seven days of the redemption. For shares purchased by check, if the fund has not yet received payment on the check it will delay sending you the proceeds until your check clears. This may take up to 10 business days after the purchase.



   REDEMPTION IN KIND. Each fund reserves the right to make "redemptions in kind"-- payment in portfolio securities rather than cash -- if the amount you are redeeming is over $250,000 and could adversely affect fund operations.



EXCHANGING FUND SHARES



   You may exchange Institutional Class shares for shares in any other BEA Institutional Fund by writing to BEA Institutional Funds as described above under "Buying Fund Shares." If you are purchasing shares in a new fund by exchange, the new fund account will be registered exactly as the fund from which you are exchanging. If you want to change registration information or procedures you must specify this in the redemption request and have all signatures guaranteed. You can obtain a signature guarantee from most banks or securities dealers, but not from a notary public.



OTHER POLICIES



   TRANSACTION DETAILS. Your purchase order will be canceled and you may be liable for losses or fees incurred by the fund if:



 - your investment check or Federal Reserve draft does not clear



   If you wire money without first calling the fund to place an order, and your wire arrives after the close of the New York Stock Exchange, then your order will not be executed until the end of the next business day. In the meantime your payment will be held uninvested.



   Uncashed redemption or distribution checks do not earn interest.



   SPECIAL SITUATIONS. Each fund reserves the right to:



 - refuse any purchase or exchange request, including those from any person or group who, in the fund's view, is likely to engage in excessive trading



 - change or discontinue its exchange privilege after 60 days' notice to current investors, or temporarily suspend this privilege during unusual market conditions


 - change its minimum investment amounts after 15 days' notice to current investors of any increases


 - suspend redemptions or postpone payment dates as permitted by law



 - stop offering its shares for a period of time (such as when management believes that a substantial increase in assets could adversely affect it)

   ACCOUNT CHANGES. You should update your account records whenever you change your address. You can call 800-401-2230 to change your account registration. You can also call this number for information on how to change your account privileges.

     ACCOUNT STATEMENTS

   In general, you will receive account statements as follows:

 - after every transaction that affects your account balance (except for distribution reinvestments and automatic transactions)

 - after any changes of name or address of the registered owner(s)

 - otherwise, every quarter

   You will receive annual and semiannual financial reports. Every year you also should receive, if applicable, a Form 1099 tax information statement mailed by January 31.

     DISTRIBUTIONS

   As a fund investor, you are entitled to your share of the fund's net income and gains on its investments. The fund passes these earnings along to its shareholders as distributions.

   Each fund earns dividends from stocks and interest from bond, money market and other investments. These are passed along as dividend distributions. A fund realizes capital gains whenever it sells securities for a higher price than it paid for them. These are passed along as capital gain distributions.


   Each fund typically distributes substantially all of its net income and capital gains to shareholders annually, usually in December.


   Most investors have their distributions reinvested in additional shares of the same fund. Alternatively, you can choose to have a check for your distributions mailed to you or sent by electronic transfer. Distributions will be reinvested unless you select another option on your account application.

     TAXES

   As with any investment, you should consider how your investment in a fund will be taxed. Unless your account is an IRA or other tax-advantaged account, you should be aware of the potential tax implications. Please consult your tax professional concerning your own tax situation.

     TAXES ON DISTRIBUTIONS

   As long as a fund continues to meet the requirements for being a tax-qualified regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

   Consequently, distributions you receive from a fund, whether reinvested or taken in cash, are generally considered taxable. Distributions from a fund's long-term capital gains are taxed as capital gains; distributions from other sources are generally taxed as ordinary income.


   Some dividends paid in January may be taxable as if they had been paid the previous December. If you buy shares shortly before or on the "record date" - the date that establishes you as the person to receive the upcoming distribu-tion -- you will receive a portion of the money you just invested in the form of a taxable distribution.

   The Form 1099 that is mailed to you every January details your distributions and their federal tax category.

     TAXES ON TRANSACTIONS


   Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or loss on the transaction. In addition, you may have a gain or loss when you purchase shares in exchange for fund portfolio securities. You are responsible for any tax liabilities generated by your transactions.

                              OTHER INFORMATION

     ABOUT THE DISTRIBUTOR

   Counsellors Securities Inc. is responsible for:

 - making the funds available to you

 - account servicing and maintenance


 - sub-transfer agency services, sub-accounting services, and administrative services related to sale of the Institutional Class



   Some financial-services firms and their investment professionals may receive extra compensation. This compensation, which the distributor or adviser pays out of their own resources, may include promotional incentives as well as (for the distributor) reimbursement for marketing costs. The distributor or adviser may also provide opportunities to attend events such as business meetings, conferences and training programs. Travel, meals and lodging may be included.

                              FOR MORE INFORMATION


   More information about these funds is available free upon request, including the following:

     ANNUAL/SEMIANNUAL


     REPORT TO SHAREHOLDERS


   Includes financial statements, portfolio investments, detailed performance information and the auditor's report.


   The Annual Report also contains a letter from the fund's manager discussing market conditions and investment strategies that significantly affected fund performance during its past fiscal year.

     STATEMENT OF
     ADDITIONAL
     INFORMATION (SAI)

   Provides more details about the fund. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference.

   You may visit the SEC's Internet Web site (www.sec.gov) to view the SAI, material incorporated by reference and other information. You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 800-SEC-0330) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009.

   Please contact BEA Institutional Funds to obtain information:



By telephone:
     800-401-2230



By mail:
     BEA Institutional Funds
     P.O. Box 8500
     Boston, MA 02266-8500



By overnight or courier service:
     BFDS
     Attn: BEA
     Institutional Funds
     66 Brooks Drive
     Braintree, MA 02171



SEC file numbers:
BEA Institutional/Warburg Pincus European Equity Fund 811-xxxx
BEA Institutional/Warburg Pincus Central and Eastern Europe Fund 811-xxxx

                                    [LOGO]

                            BEA INSTITUTIONAL FUNDS


                      P.O. BOX 8500, BOSTON, MA 02266-8500


                           800-ASK4BEA (800-401-2230)

COUNSELLORS SECURITIES INC., DISTRIBUTOR.                           WPGBT-1-0498

                 SUBJECT TO COMPLETION, DATED SEPTEMBER 3, 1998

                       STATEMENT OF ADDITIONAL INFORMATION

                                 October 1, 1998


                       WARBURG PINCUS EUROPEAN EQUITY FUND

                 WARBURG PINCUS CENTRAL AND EASTERN EUROPE FUND

                 P.O. Box 9030, Boston, Massachusetts 02205-9030
                       For information, call (800) WARBURG


                     BEA INSTITUTIONAL EUROPEAN EQUITY FUND

                BEA INSTITUTIONAL CENTRAL AND EASTERN EUROPE FUND

                P.O. Box 8500, Boston, Massachusetts 02266-85000
                      For information, call (800) 401-2230

                                    CONTENTS
                                                                            Page
                                                                            ----
ORGANIZATION of the FUNDS..................................................    2
INVESTMENT OBJECTIVES and POLICIES.........................................    2
MANAGEMENT of the FUNDS....................................................   35
ADDITIONAL PURCHASE and REDEMPTION INFORMATION.............................   45
EXCHANGE PRIVILEGE.........................................................   46
ADDITIONAL INFORMATION CONCERNING TAXES....................................   47
DETERMINATION of PERFORMANCE...............................................   52
INDEPENDENT ACCOUNTANTS and COUNSEL........................................   53
FINANCIAL STATEMENTS.......................................................   53
APPENDIX - DESCRIPTION of RATINGS..........................................  A-1


                  This combined Statement of Additional Information is meant to be read in conjunction with the combined Prospectus for the Common Shares of Warburg Pincus European Equity Fund (the "European Equity Fund") and Warburg Pincus Central and Eastern Europe Fund (the "Central and Eastern Europe Fund") (collectively the "Funds"), and with the combined Prospectus for the Institutional Shares of each Fund, which are offered under the names BEA Institutional European Equity Fund and BEA Institutional Central and Eastern Europe Fund, each dated October 1, 1998, as amended or supplemented from time to time (collectively the "Prospectus"), and is incorporated by reference in its entirety into the Prospectus. Because this Statement of Additional Information is not itself a prospectus, no investment in shares of a Fund should be made solely upon the information contained herein. Copies of each Fund's Prospectus and information regarding a Fund's current performance may be obtained by calling (800) 927-2874 (Common Shares) or (800) 401-2230 (Institutional

Shares). Information regarding the status of shareholder accounts may also be obtained by calling the above numbers or by writing to a Fund, P.O. Box 9030, Boston, Massachusetts 02205-9030 (Common Shares) or P.O. Box 8500, Boston, Massachusetts 02266-8500 (Institutional Shares).

                  INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY ANY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE A PROSPECTUS.

                            ORGANIZATION OF THE FUNDS

                  The Funds are diversified open-end management investment companies that were incorporated under the laws of the State of Maryland on July 27, 1998. Each Fund is authorized to offer three classes of shares, one of which, the Institutional Shares, is offered under the name BEA Institutional Funds. Unless otherwise indicated, references to a "Fund" apply to all classes of shares of that Fund as a group, including its Institutional Shares.

                       INVESTMENT OBJECTIVES AND POLICIES

                  The following information supplements the discussion of each Fund's investment objectives and policies in the Prospectus. There are no assurances that the Funds will achieve their investment objectives.

                  The investment objective of the European Equity Fund is capital appreciation, which it seeks to achieve by investing primarily in stocks of Western European companies. The investment objective of the Central and Eastern Europe Fund is capital appreciation, which it seeks to achieve by investing primarily in stocks of Central and Eastern European companies.

                  The European Equity Fund: As stated in the Prospectus, the European Equity Fund, under normal circumstances, will invest at least 65% of its total assets in equity securities of companies (i) that, alone or on a consolidated basis, derive 50% or more of their annual revenue from either goods produced, sales made or services performed in Western European markets; (ii) that are organized under the laws of, and with a principal office in, a Western European country; or (iii) the principal securities trading market for which is in a Western European market. Determinations as to eligibility will be made by the Fund's investment adviser or sub-investment adviser (each an "Adviser") based on publicly available information and inquiries made to the companies. Additional countries may in the future be considered part of a Fund's definition of Western Europe and appropriate spheres of investment by a Fund. The European Equity Fund intends to invest at least 80% of its assets in equity securities of Western European companies.


                 The Central and Eastern Europe Fund: As stated in the Prospectus, the Central and Eastern Europe Fund, under normal circumstances, will invest at least 65% of its total assets in equity securities of companies
(i) that, alone or on a consolidated basis, derive 50% or more of their annual revenue from either goods produced, sales made or services performed in Central and Eastern European markets; (ii) that are organized under the laws of, and with a principal office in, a Central or Eastern European country; or (iii) the principal securities trading market for which is in a Central or Eastern European market. Determinations as to eligibility will be made by the Fund's Adviser based on publicly available information and inquiries made to the companies. The Fund considers Central Europe to be the area north of

Italy and the former Yugoslavia, west of Romania and the former Soviet Union, east of Switzerland and Germany and south of the Baltic Sea. The Fund considers Eastern Europe to be currently comprised of, but not limited to, the countries of the former Warsaw Pact and the European successor states of the former Soviet Union. Additional countries may in the future be considered part of a Fund's definition of Central and Eastern Europe and appropriate spheres of investment by a Fund. Investment companies that invest principally in securities of Central or Eastern European companies will also be considered to be Central or Eastern European companies, as will American Depositary Receipts and Global Depositary Receipts with respect to those securities. By investing in shares of investment companies that invest in Central and Eastern Europe, the Fund will indirectly pay a portion of the operating expenses, management expenses and brokerage costs of such companies.



Options, Futures and Currency Exchange Transactions

         Securities Options. Each Fund may write covered put and call options on stock and debt securities and may purchase covered put and call options that are traded on foreign and U.S. exchanges, as well as over-the-counter ("OTC").

         Each Fund will realize fees (referred to as "premiums") for granting the rights evidenced by the options it has written. A put option embodies the right of its purchaser to compel the writer of the option to purchase from the option holder an underlying security at a specified price for a specified time period or at a specified time. In contrast, a call option embodies the right of its purchaser to compel the writer of the option to sell to the option holder an underlying security at a specified price for a specified time period or at a specified time.

         The principal reason for writing covered options on a security is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. In return for a premium, a Fund, as the writer of a covered call option, forfeits the right to any appreciation in the value of the underlying security above the strike price for the life of the option (or until a closing purchase transaction can be effected). Nevertheless, a Fund as a put or call writer retains the risk of a decline in the price of the underlying security. The size of the premiums that a Fund may receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option-writing activities.

         If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

         In the case of options written by a Fund that are deemed covered by virtue of a Fund's holding convertible or exchangeable preferred stock or debt securities, the time required to convert or exchange and obtain physical delivery of the underlying common stock with respect to which a Fund has written options may exceed the time within which a Fund must make delivery in accordance with an exercise notice. In these instances, a Fund may purchase or temporarily borrow the underlying securities for purposes of physical delivery. By so doing, a Fund will not bear any market risk, since a Fund will have the absolute right to receive from the issuer of the underlying security an equal number of shares to replace the borrowed securities, but a Fund may incur additional transaction costs or interest expenses in connection with any such purchase or borrowing.

         Additional risks exist with respect to certain of the securities for which a Fund may write covered call options. For example, if a Fund writes covered call options on mortgage-backed securities, the mortgage-backed securities that it holds as cover may, because of scheduled amortization or unscheduled prepayments, cease to be sufficient cover. If this occurs, a Fund will compensate for the decline in the value of the cover by purchasing an appropriate additional amount of mortgage-backed securities.

         Options written by a Fund will normally have expiration dates between one and nine months from the date written. The exercise price of the options may be below, equal to or above the market values of the underlying securities at the times the options are written. In the case of call options, these exercise prices are referred to as "in-the-money," "at-the-money" and "out-of-the-money," respectively. Each Fund may write (i) in-the-money call options when a Fund's Adviser expects that the price of the underlying security will remain flat or decline moderately during the option period, (ii) at-the-money call options when the Adviser expects that the price of the underlying security will remain flat or advance moderately during the option period and (iii) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option plus the appreciation in market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. In any of the preceding situations, if the market price of the underlying security declines and the security is sold at this lower price, the amount of any realized loss will be offset wholly or in part by the premium received. Out-of-the-money, at-the-money and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be used in the same market environments that such call options are used in equivalent transactions. To secure its obligation to deliver the underlying security when it writes a call option, each Fund will be required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation (the "Clearing Corporation") and of the securities exchange on which the option is written.

         Prior to their expirations, put and call options may be sold in closing sale or purchase transactions (sales or purchases by a Fund prior to the exercise of options that it has purchased or written, respectively, of options of the same series) in which a Fund may realize a profit or loss from the sale. An option position may be closed out only where there exists a secondary market for an option of the same series on a recognized securities exchange or in the OTC market. When a Fund has purchased an option and engages in a closing sale transaction, whether a Fund realizes a profit or loss will depend upon whether the amount received in the closing sale transaction is more or less than the premium a Fund initially paid for the original option plus the related transaction costs. Similarly, in cases where a Fund has written an option, it will realize a profit if the cost of the closing purchase transaction is less than the premium received upon writing the original option and will incur a loss if the cost of the closing purchase transaction exceeds the premium received upon writing the original option.

A Fund may engage in a closing purchase transaction to realize a profit, to prevent an underlying security with respect to which it has written an option from being called or put or, in the case of a call option, to unfreeze an underlying security (thereby permitting its sale or the writing of a new option on the security prior to the outstanding option's expiration). The obligation of a Fund under an option it has written would be terminated by a closing purchase transaction, but a Fund would not be deemed to own an option as a result of the transaction. So long as the obligation of a Fund as the writer of an option continues, a Fund may be assigned an exercise notice by the broker-dealer through which the option was sold, requiring a Fund to deliver the underlying security against payment of the exercise price. This obligation terminates when the option expires or a Fund effects a closing purchase transaction. A Fund can no longer effect a closing purchase transaction with respect to an option once it has been assigned an exercise notice.

         There is no assurance that sufficient trading interest will exist to create a liquid secondary market on a securities exchange for any particular option or at any particular time, and for some options, no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow or other unforeseen events have at times rendered certain of the facilities of the Clearing Corporation and various securities exchanges inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. Moreover, a Fund's ability to terminate options positions established in the OTC market may be more limited than for exchange-traded options and may also involve the risk that securities dealers participating in OTC transactions would fail to meet their obligations to the Fund. Each Fund, however, intends to purchase OTC options only from dealers whose debt securities, as determined by its Adviser are considered to be investment grade. If, as a covered call option writer, a Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. In either case, a Fund would continue to be at market risk on the security and could face higher transaction costs, including brokerage commissions.

         Securities exchanges generally have established limitations governing the maximum number of calls and puts of each class which may be held or written, or exercised within certain time periods by an investor or group of investors acting in concert (regardless of whether the options are written on the same or different securities exchanges or are held, written or exercised in one or more accounts or through one or more brokers). It is possible that the Funds and other clients of their Advisers and certain of their affiliates may be considered to be such a group. A securities exchange may order the liquidation of positions found to be in violation of these limits and it may impose certain other sanctions. These limits may restrict the number of options the Funds will be able to purchase on a particular security.

         Securities Index Options. Each Fund may purchase and write exchange-listed and OTC put and call options on securities indexes. A securities index measures the movement of a certain group of securities by assigning relative values to the securities included in the index, fluctuating with changes in the market values of the securities included in the index. Some securities index options are based on a broad market index, such as the NYSE Composite Index, or a narrower market index such as the Standard & Poor's 100. Indexes may also be based on a particular industry or market segment.

         Options on securities indexes are similar to options on securities except that (i) the expiration cycles of securities index options are monthly, while those of securities options are currently quarterly, and (ii) the delivery requirements are different. Instead of giving the right to take or make delivery of securities at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the securities index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the index and the exercise price of the option times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Securities index options may be offset by entering into closing transactions as described above for securities options.

         OTC Options. Each Fund may purchase OTC or dealer options or sell covered OTC options. Unlike exchange-listed options where an intermediary or clearing corporation, such as the Clearing Corporation, assures that all transactions in such options are properly executed, the responsibility for performing all transactions with respect to OTC options rests solely with the writer and the holder of those options. A listed call option writer, for example, is obligated to deliver the underlying securities to the clearing organization if the option is exercised, and the clearing organization is then obligated to pay the writer the exercise price of the option. If a Fund were to purchase a dealer option, however, it would rely on the dealer from whom it purchased the option to perform if the option were exercised. If the dealer fails to honor the exercise of the option by a Fund, a Fund would lose the premium it paid for the option and the expected benefit of the transaction.

         Listed options generally have a continuous liquid market while dealer options have none. Consequently, a Fund will generally be able to realize the value of a dealer option it has purchased only by exercising it or reselling it to the dealer who issued it. Similarly, when a Fund writes a dealer option, it generally will be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to which a Fund originally wrote the option. Although each Fund will seek to enter into dealer options only with dealers who will agree to and that are expected to be capable of entering into closing transactions with a Fund, there can be no assurance that a Fund will be able to liquidate a dealer option at a favorable price at any time prior to expiration. The inability to enter into a closing transaction may result in material losses to a Fund. Until a Fund, as a covered OTC call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used to cover the written option until the option expires or is exercised. This requirement may impair a Fund's ability to sell portfolio securities or, with respect to currency options, currencies at a time when such sale might be advantageous. In the event of insolvency of the other party, a Fund may be unable to liquidate a dealer option.

         Futures Activities. Each Fund may enter into foreign currency, interest rate and securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission (the "CFTC") or consistent with CFTC regulations on foreign exchanges. These transactions may be entered into for "bona fide hedging" purposes as defined in CFTC regulations and other permissible purposes including hedging against changes in the value of portfolio securities due to anticipated changes in currency values, interest rates and/or market conditions and increasing return.

         No Fund will enter into futures contracts and related options for which the aggregate initial margin and premiums (discussed below) required to establish positions other than those considered to be "bona fide hedging" by the CFTC exceed 5% of a Fund's net asset value after taking into account unrealized profits and unrealized losses on any such contracts it has entered into. Each Fund reserves the right to engage in transactions involving futures contracts and options on futures contracts to the extent allowed by CFTC regulations in effect from time to time and in accordance with a Fund's policies. There is no overall limit on the percentage of a Fund's assets that may be at risk with respect to futures activities.

         The over the counter market in forward foreign currency exchange contracts offers less protection against defaults by the other party to such instruments than is available for currency instruments traded on an exchange. Such contracts are subject to the risk that the counterparty to the contract will default on its obligations. Since these contracts are not guaranteed by an exchange or clearinghouse, a default on the contract would deprive a Fund of unrealized profits, transaction costs or the benefits of a currency hedge or force a Fund to cover its purchase or sale commitments, if any, at the current market price. Currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors as seen from an international perspective. Currency exchange rates also can be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the U.S. or abroad.

         Futures Contracts. A foreign currency futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (debt security) at a specified price, date, time and place. Securities indexes are capitalization weighted indexes which reflect the market value of the securities listed on the indexes. A securities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made.

         No consideration is paid or received by a Fund upon entering into a futures contract. Instead, a Fund is required to deposit in a segregated account with its custodian an amount of cash or liquid securities acceptable to the broker, equal to approximately 1% to

10% of the contract amount (this amount is subject to change by the exchange on which the contract is traded, and brokers may charge a higher amount). This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract which is returned to a Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. The broker will have access to amounts in the margin account if a Fund fails to meet its contractual obligations. Subsequent payments, known as "variation margin," to and from the broker, will be made daily as the currency, financial instrument or securities index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." A Fund will also incur brokerage costs in connection with entering into futures transactions.

         At any time prior to the expiration of a futures contract, a Fund may elect to close the position by taking an opposite position, which will operate to terminate a Fund's existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). No secondary market for such contracts exists. Although each Fund intends to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist at any particular time. Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions at an advantageous price and subjecting a Fund to substantial losses. In such event, and in the event of adverse price movements, a Fund would be required to make daily cash payments of variation margin. In such situations, if a Fund had insufficient cash, it might have to sell securities to meet daily variation margin requirements at a time when it would be disadvantageous to do so. In addition, if the transaction is entered into for hedging purposes, in such circumstances a Fund may realize a loss on a futures contract or option that is not offset by an increase in the value of the hedged position. Losses incurred in futures transactions and the costs of these transactions will affect a Fund's performance.

         Options on Futures Contracts. Each Fund may purchase and write put and call options on foreign currency, interest rate and stock index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.

         An option on a currency, interest rate or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on futures contracts is limited to the premium paid for the option (plus transaction costs). Because the value of the option is fixed at the point of sale, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option does change daily and that change would be reflected in the net asset value of a Fund.

         Currency Exchange Transactions. The value in U.S. dollars of the assets of a Fund that are invested in foreign securities may be affected favorably or unfavorably by changes in exchange control regulations, and a Fund may incur costs in connection with conversion between various currencies. Currency exchange transactions may be from any non-U.S. currency into U.S. dollars or into other appropriate currencies. Each Fund will conduct its currency exchange transactions (i) on a spot (i.e., cash) basis at the rate prevailing in the currency exchange market, (ii) through entering into futures contracts or options on such contracts (as described above), (iii) through entering into forward contracts to purchase or sell currency or (iv) by purchasing exchange-traded currency options.

         Forward Currency Contracts. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into in the interbank market conducted directly between currency traders (usually large commercial banks and brokers) and their customers. Forward currency contracts are similar to currency futures contracts, except that futures contracts are traded on commodities exchanges and are standardized as to contract size and delivery date.

         At or before the maturity of a forward contract, a Fund may either sell a portfolio security and make delivery of the currency, or retain the security and fully or partially offset its contractual obligation to deliver the currency by negotiating with its trading partner to purchase a second, offsetting contract. If a Fund retains the portfolio security and engages in an offsetting transaction, a Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward contract prices.

         Currency Options. Each Fund may purchase exchange-traded put and call options on foreign currencies. Put options convey the right to sell the underlying currency at a price which is anticipated to be higher than the spot price of the currency at the time the option is exercised. Call options convey the right to buy the underlying currency at a price which is expected to be lower than the spot price of the currency at the time the option is exercised.

         Currency Hedging. Each Fund's currency hedging will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of forward currency with respect to specific receivables or payables of a Fund generally accruing in connection with the purchase or sale of its portfolio securities. Position hedging is the sale of forward currency with respect to portfolio security positions. No Fund may position hedge to an extent greater than the aggregate market value (at the time of entering into the hedge) of the hedged securities.

         A decline in the U.S. dollar value of a foreign currency in which a Fund's securities are denominated will reduce the U.S. dollar value of the securities, even if their value in the foreign currency remains constant. The use of currency hedges does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. For example, in order to protect against diminutions in the U.S. dollar value of securities it holds, a Fund may purchase currency put options. If the value of the currency does decline, a Fund will have the right to sell the currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on the U.S. dollar value of its securities that otherwise would have resulted. Conversely, if a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby potentially increasing the cost of the securities, a Fund may purchase call options on the particular currency. The purchase of these options could offset, at least partially, the effects of the adverse movements in exchange rates. The benefit to a Fund derived from purchases of currency options, like the benefit derived from other types of options, will be reduced by premiums and other transaction costs. Because transactions in currency exchange are generally conducted on a principal basis, no fees or commissions are generally involved. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Although currency hedges limit the risk of loss due to a decline in the value of a hedged currency, at the same time, they also limit any potential gain that might result should the value of the currency increase. If a devaluation is generally anticipated, a Fund may not be able to contract to sell a currency at a price above the devaluation level it anticipates.

         While the values of currency futures and options on futures, forward currency contracts and currency options may be expected to correlate with exchange rates, they will not reflect other factors that may affect the value of a Fund's investments and a currency hedge may not be entirely successful in mitigating changes in the value of a Fund's investments denominated in that currency. A currency hedge, for example, should protect a bond denominated in a foreign currency against a decline in the particular currency, but will not protect a Fund against a price decline if the issuer's creditworthiness deteriorates.

         Swaps. Each Fund may enter into swaps relating to indexes, currencies and equity interests of foreign issuers without limit. A swap transaction is an agreement between a Fund and a counterparty to act in accordance with the terms of the swap contract. Index swaps involve the exchange by a Fund with another party of the respective amounts payable with respect to a notional principal amount related to one or more indexes. Currency swaps involve the exchange of cash flows on a notional amount of two or more currencies based on their relative future values. An equity swap is an agreement to exchange streams of payments computed by reference to a notional amount based on the performance of a basket of stocks or a single stock. Each Fund may enter into these transactions to preserve a return or spread on a particular investment or portion of its assets, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities a Fund anticipates purchasing at a later date. Each Fund may also use these transactions for speculative purposes, such as to obtain the price performance of a security without actually purchasing the security in circumstances, for example, the subject security is illiquid, is unavailable for direct investment or available only on less attractive terms. Swaps have risks associated with them including possible default by the counterparty to the transaction, illiquidity and, where swaps are used as hedges, the risk that the use of a swap could result in losses greater than if the swap had not been employed


         Each Fund will usually enter into swaps on a net basis (i.e. the two payment streams are netted out in a cash settlement on the payment date or dates specified in the agreement, with a Fund receiving or paying, as the case may be, only the net amount of the two payments). Swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swaps is limited to the net amount of payments that a Fund is contractually obligated to make. If the counterparty to a swap defaults, a Fund's risk of loss consists of the net amount of payments that a Fund is contractually entitled to receive. Where swaps are entered into for good faith hedging purposes, the Adviser believes such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a Fund's borrowing restrictions. Where swaps are entered into for other than hedging purposes, a Fund will segregate an amount of cash or liquid securities having a value equal to the accrued excess of its obligations over entitlements with respect to each swap on a daily basis.


         Hedging. In addition to entering into options, futures and currency exchange transactions for other purposes, including generating current income to offset expenses or increase return, each Fund may enter into these transactions as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position. As a result, the use of options, futures, contracts and currency exchange transactions for hedging purposes could limit any potential gain from an increase in the value of the position hedged. In addition, the movement in the portfolio position hedged may not be of the same magnitude as movement in the hedge. With respect to futures contracts, since the value of portfolio securities will far exceed the value of the futures contracts sold by a Fund, an increase in the value of the futures contracts could only mitigate, but not totally offset, the decline in the value of a Fund's assets.

         In hedging transactions based on an index, whether a Fund will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of securities prices in the stock market generally or, in the case of certain indexes, in an industry or market segment, rather than movements in the price of a particular security. The risk of imperfect correlation increases as the composition of a Fund's portfolio varies from the composition of the index. In an effort to compensate for imperfect correlation of relative movements in the hedged position and the hedge, a Fund's hedge positions may be in a greater or lesser dollar amount than the dollar amount of the hedged position. Such "over hedging" or "under hedging" may adversely affect a Fund's net investment results if market movements are not as anticipated when the hedge is established. Securities index futures transactions may be subject to additional correlation risks. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which would distort the normal relationship between the securities index and futures markets. Secondly, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market also may cause temporary price distortions. Because of the possibility of price distortions in the futures market and the imperfect correlation between movements in the securities index and movements in the price of securities index futures, a correct forecast of general market trends by each Fund's Adviser still may not result in a successful hedging transaction.

         Each Fund will engage in hedging transactions only when deemed advisable by its Adviser, and successful use by a Fund of hedging transactions will be subject to its Adviser's ability to predict trends in currency, interest rate or securities markets, as the case may be, and to predict correctly movements in the directions of the hedge and the hedged position and the correlation between them, which predictions could prove to be inaccurate. This requires different skills and techniques than predicting changes in the price of individual securities, and there can be no assurance that the use of these strategies will be successful. Even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or trends. Losses incurred in hedging transactions and the costs of these transactions will affect a Fund's performance.

         Asset Coverage for Forward Contracts, Options, Futures and Options on Futures. Each Fund will comply with guidelines established by the U.S. Securities and Exchange Commission (the "SEC") with respect to coverage of forward currency contracts; options written by a Fund on currencies, securities, if applicable, and indexes; and currency, interest rate and index futures contracts and options on these futures contracts. These guidelines may, in certain instances, require segregation by a Fund of cash or liquid securities.

         For example, a call option written by a Fund on securities may require a Fund to hold the securities subject to the call (or securities convertible into the securities without additional consideration) or to segregate assets (as described above) sufficient to purchase and deliver the securities if the call is exercised. A call option written by a Fund on an index may require a Fund to own portfolio securities that correlate with the index or to segregate assets (as described above) equal to the excess of the index value over the exercise price on a current basis. A put option written by a Fund may require a Fund to segregate assets (as described above) equal to the exercise price. A Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by a Fund. If a Fund holds a futures or forward contract, a Fund could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. A Fund may enter into fully or partially offsetting transactions so that its net position, coupled with any segregated assets (equal to any remaining obligation), equals its net obligation. Asset coverage may be achieved by other means when consistent with applicable regulatory policies.

Additional Information on Other Investment Practices

         Foreign Investments.

         Investors should recognize that investing in foreign companies, whether in emerging or more developed countries, involves certain risks, including those discussed below, which are not typically associated with investing in U.S. issuers. These risks include currency exchange rates and exchange control regulations, less publicly available information, different accounting and reporting standards, less liquid markets, more volatile markets, higher brokerage commissions and other fees, possibility of nationalization or expropriation, confiscatory taxation, political instability, and less protection provided by the judicial system. In addition, changes in government administrations or economic or monetary policies in the U.S. or abroad could result in appreciation or depreciation of portfolio securities and could favorably or adversely affect a Fund's operations. Furthermore, the economies of individual foreign nations may differ from that of the U.S., whether favorably or unfavorably, in areas such as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Any foreign investments made by the Funds must be made in compliance with U.S. and foreign currency restrictions and tax laws restricting the amounts and types of foreign investments.

         Foreign Currency Exchange. Since the Funds will invest in securities denominated in currencies other than the U.S. dollar, and since the Funds may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies, the Funds may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. A change in the value of a foreign currency relative to the U.S. dollar will result in a corresponding change in the dollar value of the Funds' assets denominated in that foreign currency. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Funds. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. Changes in the exchange rate may result over time from the interaction of many factors directly or indirectly affecting economic and political conditions in the United States and a particular foreign country, including economic and political developments in other countries. Of particular importance are rates of inflation, interest rate levels, the balance of payments and the extent of government surpluses or deficits in the United States and the particular foreign country, all of which are in turn sensitive to the monetary, fiscal and trade policies pursued by the governments of the United States and foreign countries important to international trade and finance. Governmental intervention may also play a significant role. National governments rarely voluntarily allow their currencies to float freely in response to economic forces. Sovereign governments use a variety of techniques, such as intervention by a country's central bank or imposition of regulatory controls or taxes, to affect the exchange rates of their currencies. The Funds may use hedging techniques with the objective of protecting against loss through the fluctuation of the value of foreign currencies against the U.S. dollar, particularly the forward market in foreign exchange, currency options and currency futures. See "Currency Transactions" and "Futures Activities" above.

         EURO CONVERSION. The planned introduction of a single European currency, the Euro, on January 1, 1999 for participating European nations in the Economic and Monetary Union presents unique risks and uncertainties for investors in those countries, including (i) whether the payment and operational systems of banks and other financial institutions will be ready by the scheduled launch date; (ii) the creation of suitable clearing and settlement payment schemes for the Euro; (iii) the legal treatment of outstanding financial contracts after January 1, 1999 that refer to existing currencies rather than the Euro; (iv) the fluctuation of the Euro relative to non-Euro currencies during the transition period from January 1, 1999 to December 31, 2000 and beyond; and (v) whether the interest rate, tax and labor regimes of the European countries participating in the Euro will converge over time. Further, the conversion of the currencies of other Economic and Monetary Union countries, such as the United Kingdom, and the admission of other countries, including Central and Eastern European countries, to the Economic and Monetary Union could adversely affect the Euro. These or other factors may cause market disruptions before or after the introduction of the Euro and could adversely affect the value of foreign securities and currencies held by the Funds. The Euro conversion also raises tax issues such as whether the conversion of a non-Euro currency to the Euro creates a "realization event" for a financial instrument denominated in the non-Euro currency and the appropriate time to recognize any gain or loss. Depending on how the tax authorities rule on these issues, the Euro conversion may result in taxable gain or loss on non-Euro denominated instruments that have not been sold by the Funds at the time of conversion.

         Information. The majority of the securities held by the Funds will not be registered with, nor will the issuers thereof be subject to reporting requirements of the SEC. Accordingly, there may be less publicly available information about the securities and about the foreign company or government issuing them than is available about a domestic company or government entity. Foreign companies are generally not subject to uniform financial reporting standards, practices and requirements comparable to those applicable to U.S. companies.

         Political Instability. With respect to some foreign countries, there is the possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Funds, political or social instability, or domestic developments which could affect U.S. investments in those and neighboring countries.

         Emerging Markets. Investing in securities of issuers located in "emerging markets" (less developed countries located outside of the U.S.) involves not only the risks described above with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature than, and to political systems that can be expected to have less stability than, those of developed countries. For example, many investments in emerging markets experienced significant declines in value due to political and currency volatility in emerging markets countries during the latter part of 1997 and the first half of 1998. Other characteristics of emerging markets that may affect investment include certain national policies that may restrict investment by foreigners in issuers or industries deemed sensitive to relevant national interests and the absence of developed structures governing private and foreign investments and private property. The typically small size of the markets for securities of issuers located in emerging markets and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.

         Delays. Securities of some foreign companies are less liquid and their prices are more volatile than securities of comparable U.S. companies. Certain foreign countries are known to experience long delays between the trade and settlement dates of securities purchased or sold. Due to the increased exposure of the Funds to market and foreign exchange fluctuations brought about by such delays, and due to the corresponding negative impact on the Funds' liquidity, the Funds will take reasonable steps to mitigate investing in countries which are known to experience settlement delays which may expose the Funds to unreasonable risk of loss.

         Increased Expenses. The operating expenses of the Funds can be expected to be higher than that of an investment company investing exclusively in U.S. securities, since the expenses of the Funds, such as custodial costs, valuation costs and communication costs, as well as the rate of the investment advisory fees, though similar to such expenses of some other international funds, are higher than those costs incurred by other investment companies not investing in foreign securities.

         Foreign Debt Securities. Each Fund may invest in debt securities (other than money market obligations) and preferred stocks that are not convertible into common stock for the purpose of seeking capital appreciation. Each Fund's holdings of debt securities will be considered investment grade at the time of purchase, except that each Fund may purchase a certain amount of below investment grade securities (see "Below Investment Grade Securities"). A security will be deemed to be investment grade if it is rated within the four highest grades by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Service ("S&P") or, if unrated, is determined to be of comparable quality by a Fund's Adviser. The returns on foreign debt securities reflect interest rates and other market conditions prevailing in those countries and the effect of gains and losses in the denominated currencies against the U.S. dollar, which have had a substantial impact on investment in foreign fixed-income securities. The relative performance of various countries' fixed-income markets historically has reflected wide variations relating to the unique characteristics of each country's economy. Year-to-year fluctuations in certain markets have been significant, and negative returns have been experienced in various markets from time to time.

         The foreign government securities in which the Funds may invest generally consist of obligations issued or backed by national, state or provincial governments or similar political subdivisions or central banks in foreign countries. Foreign government securities also include debt obligations of supranational entities, which include international organizations designated or backed by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the "World Bank"), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank.

         Foreign government securities also include debt securities of "quasi-governmental agencies" and debt securities denominated in multinational currency units of an issuer (including supranational issuers). Debt securities of quasi-governmental agencies are issued by entities owned by either a national, state or equivalent government or are obligations of a political unit that is not backed by the national government's full faith and credit and general taxing powers. An example of a multinational currency unit is the European Currency Unit ("ECU"). An ECU represents specified amounts of the currencies of certain member states of the European Economic Community. The specific amounts of currencies comprising the ECU may be adjusted by the Council of Ministers of the European Union to reflect changes in relative values of the underlying currencies.

         General. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments positions. The Funds may invest in securities of foreign governments (or agencies or instrumentalities thereof), and many, if not all, of the foregoing considerations apply to such investments as well.

         Sovereign Debt. Investments in sovereign debt involve special risks. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and a Fund may have limited legal recourse in the event of a default.

         Sovereign debt differs from debt obligations issued by private entities in that, generally, remedies for defaults must be pursued in the courts of the defaulting party. Legal recourse is therefore somewhat limited. Political conditions, especially a sovereign entity's willingness to meet the terms of its debt obligations, are of considerable significance. Also, there can be no assurance that the holders of commercial bank loans to the same sovereign entity may not contest payments to the holders of sovereign debt in the event of default under commercial bank loan agreements.

         A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward principal international lenders and the political constraints to which a sovereign debtor may be subject. Increased protectionism on the part of a country's trading partners, or political changes in those countries, could also adversely affect its exports. Such events could diminish a country's trade account surplus, if any, or the credit standing of a particular local government or agency.

         The occurrence of political, social or diplomatic changes in one or more of the countries issuing sovereign debt could adversely affect a Fund's investments. Political changes or a deterioration of a country's domestic economy or balance of trade may affect the willingness of countries to service their sovereign debt. While the Adviser intends to manage the Funds in a manner that will minimize the exposure to such risks, there can be no assurance that adverse political changes will not cause a Fund to suffer a loss of interest or principal on any of its holdings.

         Investors should also be aware that certain sovereign debt instruments in which a Fund may invest involve great risk. Sovereign debt issued by issuers in many emerging markets generally is deemed to be the equivalent in terms of quality to securities rated below investment grade by Moody's and S&P. Such securities are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk exposure to adverse conditions. Some of such sovereign debt, which may not be paying interest currently or may be in payment default, may be comparable to securities rated "D" by S&P or "C" by Moody's. A Fund may have difficulty disposing of certain sovereign debt obligations because there may be a limited trading market for such securities. Because there is no liquid secondary market for many of these securities, the Funds anticipate that such securities could be sold only to a limited number of dealers or institutional investors. The lack of a liquid secondary market may have an adverse impact on the market price of such securities and a Fund's ability to dispose of particular issues when necessary to meet a Fund's liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the issuer. The lack of a liquid secondary market for certain securities also may make it more difficult for a Fund to obtain accurate market quotations for purposes of valuing a Fund's portfolio and calculating its net asset value. When and if available, fixed income securities may be purchased by a Fund at a discount from face value. However, the Funds do not intend to hold such securities to maturity for the purpose of achieving potential capital gains, unless current yields on these securities remain attractive. From time to time, a Fund may purchase securities not paying interest at the time acquired if, in the opinion of its Adviser, such securities have the potential for future income or capital appreciation.

         Privatizations. Each Fund may invest in privatizations (i.e. foreign government programs of selling interests in government-owned or controlled enterprises). The ability of U.S. entities, such as the Funds, to participate in privatizations may be limited by local law, or the terms for participation may be less advantageous than for local investors. There can be no assurance that privatization programs will be available or successful.

         Central and Eastern European Countries. Both Funds will be exposed to the risks of investing in Central and Eastern Europe although to a different extent. The risks normally associated with investing in foreign securities are increased in Central and Eastern European countries due to the infancy of political and economic structures. As noted in the Prospectus, the Funds may invest in Russia, a country facing serious economic and political issues and whose stock markets have experienced extreme volatility and illiquidity in recent months. Many of these countries lack the political and economic stability characteristic of more developed countries, and political or social developments may adversely affect the value of a Fund's investment in a material way. The small size and inexperience of the securities markets and the limited volume of trading in such securities may make a Fund's investments illiquid and more volatile than investments in more developed countries. There may be little financial or accounting information available with respect to companies located in certain Central and Eastern European countries and it may be difficult to assess the value of an investment in such companies. These securities markets are substantially smaller, less liquid and significantly more volatile than U.S. or Western European markets. As a result, obtaining prices on portfolio securities from independent sources may be more difficult. These factors may make it more difficult for a Fund to calculate an accurate net asset value on a daily basis and to respond to significant shareholder redemptions.

         The value of a Fund's assets may be materially, adversely affected by political, economic, and social factors, changes in the law or regulations of Central and Eastern European countries and the status of political and economic foreign relations of Central and Eastern European countries. Communist factions continue to play a role in the political structure of some of these countries and there is also speculation that organized crime exerts significant influence on certain countries in this region. Developments in the region may also affect the value of a Fund's assets. Actions of Central and Eastern European governments could significantly adversely affect private sector companies and the Funds, market conditions, and prices and yields of securities in each Fund's portfolio. Despite privatization programs that have been implemented, the governments of Central and Eastern European countries have exercised and continue to exercise significant influence over many aspects of the local economies, and the number of public sector enterprises in Central and Eastern Europe is substantial. New governments and new economic policies may also have an unpredictable adverse impact on Central and Eastern European economies and, consequently, on a Fund's investments.


         Many of the countries in Central and Eastern Europe experienced extremely high rates of inflation, particularly in the early 1990s when central planning was first being replaced by the capitalist free market system. As a result, the exchange rates of such countries experienced significant depreciation relative to the U.S. dollar. The possibility of significant loss arising from foreign currency depreciation or devaluation must be considered as a serious risk. Although Central and Eastern European governments are currently implementing reforms directed at political and economic liberalization, there is no assurance that these reforms will continue or, if continued, will be successful.


         The economies of Central and Eastern European countries are heavily dependent on the manufacturing sector, and adverse developments affecting this sector in a particular country could adversely affect the economy as a whole. Labor unrest resulting from economic instability in the region could adversely affect the profitability and success of businesses in this and other sectors. In addition, these economies generally are heavily dependent upon international trade and have been and may continue to be adversely affected by trade barriers and other protectionist measures, exchange controls and relative currency values. These economies may also be adversely affected by economic or political developments in or controversies with neighboring countries and major trading partners. The economies of certain Central and Eastern European countries are heavily dependent on oil and gas imported from Russia via pipelines through the Ukraine and the Slovak Republic. Political or economic turmoil in any one of these nations could result in an energy crisis that could affect the economic stability of certain Central and Eastern European countries, and consequently adversely affect the Funds. Political or economic turmoil in nearby regions could also lead to an influx of refugees to one or more Central or Eastern European countries with adverse economic and political effects on such countries.

         Investments in Central and Eastern European countries may include the securities of both large and small companies. Small companies may offer greater opportunities for capital appreciation than larger companies, but these investments may involve certain special risks. Small companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group. Securities issued by small companies may trade less frequently and in smaller volume than more widely held securities issued by large companies. Also, the values of securities issued by small companies may fluctuate more sharply than those issued by larger companies, and a Fund may experience some difficulty in establishing or closing out positions in small company securities at prevailing prices.

         Central and Eastern European countries may be subject to a greater amount of social, political and economic instability resulting from extra-constitutional changes or attempted changes in government, popular unrest and hostile relations with neighboring countries or territories. Investments in Central and Eastern Europe could also be adversely affected by developments in other emerging markets, such as Asia or Latin America.

         Some Central and Eastern European countries, especially Russia, have substantial external debt. Although, some countries have entered into debt restructuring agreements with foreign creditors and some are negotiating the rescheduling of their debt, there can be no assurance that such negotiations will succeed. In many cases, it may be necessary to adopt economic policies to facilitate debt service requirements (such as taking steps to control inflation) and these measures may lead to periods of lower economic growth. Central and Eastern European countries have been characterized by declining real gross domestic product, high inflation, rising unemployment and declining personal income (in real terms). Countries in this region lack a developed infrastructure, telecommunications generally are poor and banks and financial systems are not well developed. There is also a limited supply of domestic savings in the region and businesses can experience difficulty in obtaining working capital.

         Many Central and Eastern European currencies are not fully convertible. Some currencies have depreciated in value substantially against the U.S. dollar and could depreciate further in the future. Since the net asset value of each Fund will be calculated and reported in U.S. dollars, depreciation in these currencies could adversely impact a Fund's performance.

         Changes in local exchange control regulations, tax laws, withholding taxes and economic or monetary policies may also affect the value of an investment in the Funds, and may give rise to a capital gains tax liability on a Fund's investment gains. The tax laws and regulations are not well drafted and are difficult to comply with, and a company may incur substantial penalties despite using all reasonable efforts to ensure compliance. The tax laws and regulations may be given retroactive effect which could result in additional taxes that are not taken into account when calculating a Fund's net asset value. The system of taxation in certain Central and Eastern European countries may deter investment and hinder financial stability by concentrating on the taxation of industry with relatively little emphasis on individual taxation. Finally, accounting standards do not generally correspond to generally accepted accounting principles or accepted international accounting standards, and a Fund may have access to less financial information on investments than would normally be the case in more sophisticated markets.

         Many Central and Eastern European businesses do not have established histories of operating within a market-oriented economy. These businesses generally lack experience operating in the free market environment, modern technology and a sufficient capital base with which to develop and expand operations. Many of these countries are in need of restructuring their industries to, among other things, close out-dated facilities and increase investment in technology and management.

         The securities in which a Fund may invest may not be listed or traded on any securities market for the foreseeable future and, in some cases, may not be registered for resale under the securities laws of any country. There may be significant disparities between the prices paid for securities in private transactions and the prices at which the same securities trade on an exchange or in an over-the-counter market. These factors may limit a Fund's ability to obtain accurate market quotations for purposes of valuing its portfolio securities and calculating its net asset value. Although, many Central and Eastern European countries are developing stock exchanges and formulating rules and regulations, it is unlikely that these stock exchanges will, in the foreseeable future, offer the liquidity available in western securities markets. Accordingly, there may be no readily available market for the timely liquidation of investments made by a Fund, particularly in periods when the relevant market is declining.

         The lack of environmental controls in Central and Eastern Europe has led to widespread pollution and the legislative framework for environmental liability and the extent of any exposure of businesses to the costs of pollution clean-up have not been fully established. The extent of responsibility, if any, for pollution-related liabilities of any business may not be determinable at the time a Fund is considering an investment. Environmental liability could have a significant adverse effect on the performance of companies in which a Fund invests.

         Legislative change in Central and Eastern Europe has been rapid, but it is difficult to anticipate the impact of legislative reforms on the companies in which a Fund will invest. Although there appears to be political support for legislative change to a market economy, it is not certain that legislation when enacted will advance this objective or that this support will continue. It will be more difficult for a Fund to obtain effective redress or enforcement of its rights in certain Central and Eastern European countries than in western jurisdictions. Also, the judicial and civil procedure system in this region has not been modernized to a material extent and many courts lack experience in commercial dispute resolution. Further, many of the procedural remedies for enforcement and the protection of legal rights typically found in western jurisdictions are not available in Central and Eastern Europe.

         Employment and labor legislation can be pro-employee, particularly in matters such as termination of employment, maternity benefits, overtime restrictions and trade union participation. Laws regulating ownership, control and corporate governance of companies as well as protection of minority shareholders have been adopted recently and have virtually never been tested in the courts. The judicial systems have very limited experience with the adjudication of securities claims and corporate disputes. Consequently, it may be more difficult for a Fund to obtain a judgment in a court outside the U.S. to the extent that there is a default with respect to a security of a Central or Eastern European issuer or a Fund has any other claim against such an issuer.

         Disclosure and reporting requirements are minimal and anti-fraud and insider trading legislation is generally rudimentary. Due to the newness of Central and Eastern European securities markets, there is a low level of monitoring and regulation of the markets and the activities of investors in such markets, and there has been no or very limited enforcement to date of existing regulations. The concept of fiduciary duties on the part of management or directors to their companies as a whole is undeveloped. The regulatory requirements for participants in the securities markets in the region as well as the structure of relevant regulatory authorities are subject to constant change. This may result in challenges to the validity of any license, permission, consent or registration which is required in the particular country and which were originally obtained in compliance with the laws.

         Foreign investment in the securities of Central and Eastern European companies is restricted and controlled to varying degrees. These restrictions or controls may limit or preclude foreign investment in certain cases, may require government approval prior to foreign investment, or may give preferential treatment to nationals over foreign investors. Issuers in certain Central and Eastern Europe countries are allowed by law to restrict the rights of foreign investors to participate in the subscription of securities. This may result in the disenfranchisement of foreign investors in respect of their rights to participate in bonus issues, rights and issues or other corporate actions. This may result in dilution of holdings and loss of voting power. A high proportion of the shares of many Central and Eastern European companies are held by a limited number of investment funds and other institutional investors, which may limit the number of shares available for investment by the Funds. In addition, minority shareholders in companies, such as the Funds, have limited rights against actions taken by controlling parties, and those actions may adversely affect the value of a Fund's holdings. A limited number of issuers represents a disproportionately large percentage of market capitalization and trading value.

         The prices at which a Fund may acquire investments may be affected by the market's anticipation of a Fund's investing. In addition, trading on material non-public information and securities transactions by brokers in anticipation of transactions by a Fund in particular securities may impact such prices. These and other factors may also affect the rate at which a Fund can initially invest its assets.

         Shareholders should be aware that settlement and safe custody of securities in Central and Eastern Europe involves certain risks and considerations which do not normally apply in more developed countries. Verification and perfection of legal ownership in securities also differs and are less effective than in Western Europe. In certain countries, securities are issued only in bearer form. In other countries, no certificates are issued and legal ownership of shares is perfected through registration either in the share register of the company or at a central depository, in either case by a third party over whom a Fund may not have control. In certain countries, the market practice is settlement against production of evidence of title in the form of extracts from the shareholders' register. Such extracts do not in themselves constitute securities or constitute definitive evidence of title or ownership rights. As such, these extracts do not guarantee that title to the securities has in fact passed. In addition, fraudulent or incorrect registration may result in title being removed from the securities register of an issuer. Access to securities registers may also be limited and therefore registers may be difficult to check.

         Fixed Income Securities. The value of the securities held by a Fund, and thus the net asset value of the shares of a Fund, generally will vary inversely in relation to changes in prevailing interest rates. Thus, if interest rates have increased from the time a debt or other fixed income security was purchased, such security, if sold, might be sold at a price less than its cost. Conversely, if interest rates have declined from the time such a security was purchased, such security, if sold, might be sold at a price greater than its cost. Also, the value of such securities may be affected by changes in real or perceived creditworthiness of the issuers. Thus, if creditworthiness is enhanced, the price may rise. Conversely, if creditworthiness declines, the price may decline. A Fund is not restricted to any maximum or minimum time to maturity in purchasing portfolio securities, and the average maturity of a Fund's assets will vary based on its Adviser's assessment of economic and market conditions.

         Below Investment Grade Securities. The European Equity Fund may invest up to 20% of its net assets and the Central and Eastern Europe Fund may invest up to 35% of its net assets in below investment grade securities (securities that are rated below the fourth highest grade at the time of purchase by Moody's or S&P, or, if unrated, deemed by the Adviser to be of comparable quality). Subsequent to its purchase by a Fund, an issue of securities may cease to be rated or its rating may be reduced. Neither event will require a sale of such securities by a Fund, although its Adviser will consider such event in its determination of whether a Fund should continue to hold the securities. The widespread expansion of government, consumer and corporate debt within the economy has made the corporate sector, especially cyclically sensitive industries, more vulnerable to economic downturns or increased interest rates. Because lower-rated securities involve issuers with weaker credit fundamentals (such as debt-to- equity ratios, interest charge coverage, earnings history and the like), an economic downturn, or increases in interest rates, could severely disrupt the market for lower-rated securities and adversely affect the value of outstanding securities and the ability of the issuers to repay principal and interest.

         Securities rated below investment grade are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations and involve large uncertainties or major risk exposures to adverse conditions. The market values of below investment grade securities and unrated securities of comparable quality tend to react less to fluctuations in interest rate levels than do those of investment grade securities and the market values of certain of these securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than below investment grade securities. In addition, these securities generally present a higher degree of credit risk. Issuers of these securities are often highly leveraged and may not have more traditional methods of financing available to them so that their ability to service their obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by such issuers is significantly greater because below investment grade securities generally are unsecured and frequently are subordinated to prior payment of senior indebtedness. If the issuer of a security owned by a Fund defaulted, a Fund could incur additional expenses in seeking recovery with no guarantee of recovery. Also, a recession could disrupt severely the market for such securities and may adversely affect the value of such securities and the ability of the issuers of such securities to repay principal and pay interest thereon. Lower-rated securities also present risks based on payment expectations. For example, lower-rated securities may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, a Fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors.

         The Funds may have difficulty disposing of certain of these securities because there may be a thin trading market. Because there is no established retail secondary market for many of these securities, the Funds anticipate that these securities could be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market for these securities does exist, it generally is not as liquid as the secondary market for investment grade securities. The lack of a liquid secondary market, as well as adverse publicity and investor perception with respect to these securities, may have an adverse impact on market price and a Fund's ability to dispose of particular issues when necessary to meet liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. The lack of a liquid secondary market for certain securities also may make it more difficult for the Funds to obtain accurate market quotations for purposes of valuing the Funds and calculating net asset value.

         The market value of securities rated below investment grade is more volatile than that of investment grade securities. Factors adversely impacting the market value of these securities will adversely impact a Fund's net asset value. The Funds will rely on the judgment, analysis and experience of their Advisers in evaluating the creditworthiness of an issuer. In this evaluation, an Adviser will consider, among other things, the issuer's financial resources, its sensitivity to economic conditions and trends, its operating history, the quality of the issuer's management and regulatory matters. Normally, below investment grade securities and comparable unrated securities are not intended for short-term investment. The Funds may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings of such securities.

         Securities of Other Investment Companies. The Funds may invest in securities of other investment companies to the extent permitted under the Investment Company Act of 1940, as amended (the "1940 Act"). Presently, under the 1940 Act, each Fund may hold securities of another investment company in amounts which (i) do not exceed 3% of the total outstanding voting stock of such company, (ii) do not exceed 5% of the value of each Fund's total assets and
(iii) when added to all other investment company securities held by each Fund, do not exceed 10% of the value of a Fund's total assets.

         Lending of Portfolio Securities. The Funds may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by each Fund's Board of Directors (the "Board"). These loans, if and when made, may not exceed 50% of a Fund's net assets taken at value. No Fund will lend portfolio securities to affiliates of Warburg Pincus Asset Management, Inc. ("Warburg"), or to affiliates of its Adviser unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be collateralized by cash, letters of credit or U.S. government securities, which are maintained at all times in an amount equal to at least 102% of the current market value of loaned U.S. securities and at least 105% of the current market value of loaned non-U.S. securities. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Funds. From time to time, the Funds may return a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party that is unaffiliated with the Funds and that is acting as a "finder."

         By lending its securities, each Fund can increase its income by continuing to receive interest and any dividends on the loaned securities as well as by either investing the collateral received for securities loaned in short-term instruments or obtaining yield in the form of interest paid by the borrower when U.S. government securities are used as collateral. Although the generation of income is not an investment objective of the Funds, income received could be used to pay the Funds' expenses and would increase an investor's total return. Each Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) each Fund must receive cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) each Fund must be able to terminate the loan at any time; (iv) each Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) each Fund may pay only reasonable custodian fees in connection with the loan; and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Board must terminate the loan and regain the right to vote the securities. Loan agreements involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon a Fund's ability to recover the loaned securities or dispose of the collateral for the loan.

         When-Issued Securities, Delayed-Delivery Transactions and Forward Commitments. Each Fund may utilize up to 20% of its total assets to purchase securities on a "when-issued" basis, for delayed delivery (i.e., payment or delivery occur beyond the normal settlement date at a stated price and yield) or on a forward commitment basis. Each Fund does not intend to engage in these transactions for speculative purposes, but only in furtherance of its investment objectives. These transactions occur when securities are purchased or sold by a Fund with payment and delivery taking place in the future to secure what is considered an advantageous yield and price to a Fund at the time of entering into the transaction. The payment obligation and the interest rate that will be received on when-issued securities are fixed at the time the buyer enters into the commitment. Due to fluctuations in the value of securities purchased or sold on a when-issued, delayed-delivery basis or forward commitment basis, the prices obtained on such securities may be higher or lower than the prices available in the market on the dates when the investments are actually delivered to the buyers.

         When a Fund agrees to purchase when-issued, delayed-delivery securities or securities on a forward commitment basis, its custodian will set aside cash or liquid securities equal to the amount of the commitment in a segregated account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case a Fund may be required subsequently to place additional assets in the segregated account in order to ensure that the value of the account remains equal to the amount of a Fund's commitment. The assets contained in the segregated account will be marked-to-market daily. It may be expected that a Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. When a Fund engages in when-issued, delayed-delivery or forward commitment transactions, it relies on the other party to consummate the trade. Failure of the seller to do so may result in a Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

         Brady Bonds. Each Fund may invest in so-called "Brady Bonds," which are securities created through the exchange of existing commercial bank loans to public and private entities for new bonds in connection with debt restructurings under a debt restructuring plan announced by former U.S. Secretary of the Treasury Nicholas F. Brady (the "Brady Plan"). Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar) and are currently actively traded in the over-the-counter secondary market for debt instruments.

         Dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Interest payments on these Brady Bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year's rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter.

         Brady Bonds are often viewed as having three or four valuation components: the collateralized repayment of principal at final maturity; the collateralized interest payments; the uncollateralized interest payments; and any uncollateralized repayment of principal at maturity (these uncollateralized amounts constituting the "residual risk").

         Repurchase Agreements. Each Fund may agree to purchase securities from a bank or recognized securities dealer and simultaneously commit to resell the securities to the bank or dealer at an agreed-upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities ("repurchase agreements"). Such Fund would maintain custody of the underlying securities prior to their repurchase; thus, the obligation of the bank or dealer to pay the repurchase price on the date agreed to would be, in effect, secured by such securities. If the value of such securities were less than the repurchase price, plus interest, the other party to the agreement would be required to provide additional collateral so that at all times the collateral is at least 102% of the repurchase price plus accrued interest. Default by or bankruptcy of a seller would expose a Fund to possible loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying obligations. The financial institutions with which a Fund may enter into repurchase agreements will be banks and non-bank dealers of U.S. Government securities that are listed on the Federal Reserve Bank of New York's list of reporting dealers, if such banks and non-bank dealers are deemed creditworthy by a Fund's Adviser. A Fund's Adviser will continue to monitor creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain during the term of the agreement the value of the securities subject to the agreement to equal at least 102% of the repurchase price (including accrued interest). In addition, a Fund's Adviser will require that the value of this collateral, after transaction costs (including loss of interest) reasonably expected to be incurred on a default, be equal to 102% or greater than the repurchase price (including accrued premium) provided in the repurchase agreement or the daily amortization of the difference between the purchase price and the repurchase price specified in the repurchase agreement. A Fund's adviser will mark-to-market daily the value of the securities. There are no percentage limits on a Fund's ability to enter into repurchase agreements. Repurchase agreements are considered to be loans by the Fund under the 1940 Act.

         Loan Participations and Assignments. Each Fund may invest in fixed and floating rate loans ("Loans") arranged through private negotiations between a foreign government and one or more financial institutions ("Lenders"). The majority of the Funds' investments in Loans are expected to be in the form of participations in Loans ("Participations") and assignments of portions of Loans from third parties ("Assignments"). Participations typically will result in a Fund having a contractual relationship only with the Lender, not with the borrower. A participating Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, a Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan ("Loan Agreement"), nor any rights of set-off against the borrower, and a Fund may not directly benefit from any collateral supporting the Loan in which it has purchased the Participation. As a result, participating Funds will assume the credit risk of both the borrower and the Lender that is selling the Participation. In the event of the insolvency of the Lender selling a Participation, a Fund may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. The Funds will acquire Participations only if the Lender interpositioned between the Funds and the borrower is determined by the Adviser to be creditworthy. Each Fund currently anticipates that it will not invest more than 5% of its net assets in Loan Participations and Assignments.

         Convertible Securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible debt securities in that they ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers. Convertible securities rank senior to common stock in a corporation's capital structure but are usually subordinated to comparable nonconvertible securities. While no securities investment is completely without risk, investments in convertible securities generally entail less risk than the corporation's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed-income security. Convertible securities have unique investment characteristics in that they generally (1) have higher yields than common stocks, but lower yields than comparable non-convertible securities, (2) are less subject to fluctuation in value than the underlying stock since they have fixed-income characteristics and
(3) provide the potential for capital appreciation if the market price of the underlying common stock increases. Most convertible securities currently are issued by U.S. companies, although a substantial Eurodollar convertible securities market has developed, and the markets for convertible securities denominated in local currencies are increasing.

         The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed-income security.

         A convertible security might be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by a Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party. The Funds will invest in convertible securities without regard to their credit rating.

         Structured Notes. The Funds may invest in structured notes. The distinguishing feature of a structured note is that the amount of interest and/or principal payable on the notes is based on the performance of a benchmark asset or market other than fixed-income securities or interest rates. Examples of a benchmark include stock prices, currency exchange rates and physical commodity prices. Investing in a structured note allows a Fund to gain exposure to the benchmark asset or market, such as investments in certain emerging markets that restrict investment by foreigners. The structured note fixes the maximum loss that a Fund may experience in the event that the market does not perform as expected. The performance tie can be a straight relationship or leveraged, although the Adviser generally will not use leverage in its structured note strategies. Depending on the terms of the note, a Fund may forego all or part of the interest and principal that would be payable on a comparable conventional note; a Fund's loss cannot exceed this foregone interest and/or principal. An investment in a structured note involves risks similar to those associated with a direct investment in the benchmark asset. Structured notes will be treated as illiquid securities for investment limitation purposes.

         Short Sales. In a short sale, a Fund sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. If a Fund engages in a short sale, the collateral for the short position will be maintained by the Funds' custodian or qualified sub-custodian. While the short sale is open, a Fund will maintain in a segregated account an amount of securities equal in kind and amount to the securities sold short or securities convertible into or exchangeable for such equivalent securities. These securities constitute a Fund's long position.

         While a short sale is made by selling a security a Fund does not own, a short sale is "against the box" to the extent that a Fund contemporaneously owns or has the right to obtain, at no added cost, securities identical to those sold short. The Funds do not intend to engage in short sales against the box for investment purposes. Each Fund may, however, make a short sale as a hedge when it believes that the price of a security may decline, causing a decline in the value of a security owned by a Fund (or a security convertible or exchangeable for such security). In such case, any future losses in a Fund's long position should be offset by a gain in the short position and, conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount each Fund owns. There will be certain additional transactions costs associated with short sales against the box, but the Funds will endeavor to offset these costs with the income from the investment of the cash proceeds of short sales.

         If a Fund effects a short sale of securities at a time when it has an unrealized gain on the securities, it may be required to recognize that gain as if it had actually sold the securities (as a "constructive sale") on the date it effects the short sale. However, such constructive sale treatment may not apply if a Fund closes out the short sale with securities other than the appreciated securities held at the time of the short sale and if certain other conditions are satisfied. Uncertainty regarding the tax consequences of effecting short sales may limit the extent to which the Funds may effect short sales.

         Emerging Growth and Smaller Capitalization Companies; Unseasoned Issuers. Investments in securities of small- and medium-sized, emerging growth companies and companies with continuous operations of less than three years ("unseasoned issuers") involve considerations that are not applicable to investing in securities of established, larger-capitalization issuers, including reduced and less reliable information about issuers and markets, less stringent financial disclosure requirements, illiquidity of securities and markets, higher brokerage commissions and fees and greater market risk in general. In addition, securities of these companies may involve greater risks since these securities may have limited marketability and, thus, may be more volatile. Because such companies normally have fewer shares outstanding than larger, more established companies, it may be more difficult for the Fund to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. These companies may have limited product lines, markets or financial resources and may lack management depth. In addition, these companies are typically subject to a greater degree of changes in earnings and business prospects than are larger, more established companies. Although investing in securities of these companies offers potential for above-average returns if the companies are successful, the risk exists that the companies will not succeed and the prices of the companies' shares could significantly decline in value.

         Depositary Receipts. The assets of each Fund may be invested in the securities of foreign issuers in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and International Depositary Receipts ("IDRs"). These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depositary Receipts, are receipts issued in Europe, and IDRs, which are sometimes referred to as Global Depositary Receipts, are issued outside the United States. EDRs and IDRs are typically issued by non-U.S. banks and trust companies and evidence ownership of either foreign or domestic securities. Generally, ADRs in registered form are designed for use in U.S. securities markets and EDRs and IDRs in bearer form are designed for use in European and non-U.S. securities markets, respectively.

         Temporary Investments. The short-term and medium-term debt securities in which each Fund may invest for temporary defensive purposes consist of: (a) obligations of the United States or foreign governments, their respective agencies or instrumentalities; (b) bank deposits and bank obligations (including certificates of deposit, time deposits and bankers' acceptances) of U.S. or foreign banks denominated in any currency; (c) floating rate securities and other instruments denominated in any currency issued by international development agencies; (d) finance company and corporate commercial paper and other short-term corporate debt obligations of U.S. and foreign corporations; and (e) repurchase agreements with banks and broker-dealers with respect to such securities.

        Rights Offerings and Purchase Warrants. Each Fund may invest up to 15% of its net assets in rights and warrants to purchase newly created equity securities consisting of common and preferred stock. The equity security underlying a right or warrant is outstanding at the time the right or warrant is issued or is issued together with the right or warrant.

         Investing in rights and warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security, and, thus, can be a speculative investment. The value of a right or warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the company whose equity underlies the warrant or a change in the perception as to the future price of the underlying security, or any combination thereof. Rights and warrants generally pay no dividends and confer no voting or other rights other than to purchase the underlying security.

         Non-Publicly Traded and Illiquid Securities. No Fund may invest more than 15% of its net assets in non-publicly traded and illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market, repurchase agreements which have a maturity of longer than seven days, certain Rule 144A Securities (as defined below), and time deposits maturing in more than seven days. Securities that have legal or contractual restrictions on resale but have a readily available market are not considered illiquid for purposes of this limitation. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.

         Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days without borrowing. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

         In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

         Rule 144A Securities. Rule 144A under the Securities Act adopted by the SEC allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. Each Fund's Adviser anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this regulation and use of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc.

         An investment in Rule 144A Securities will be considered illiquid and therefore subject to a Fund's limit on the purchase of illiquid securities unless the Board or its delegates determines that the Rule 144A Securities are liquid. In reaching liquidity decisions, the Board or its delegates may consider, inter alia, the following factors: (i) the unregistered nature of the security; (ii) the frequency of trades and quotes for the security; (iii) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (iv) dealer undertakings to make a market in the security and (v) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

         Borrowing. Each Fund may borrow up to 30% of its net assets for temporary or emergency purposes, including to meet portfolio redemption requests so as to permit the orderly disposition of portfolio securities or to facilitate settlement transactions on portfolio securities. Investments (including roll-overs) will not be made when borrowings exceed 5% of a Fund's net assets. Although the principal of such borrowings will be fixed, a Fund's assets may change in value during the time the borrowing is outstanding. Each Fund expects that some of its borrowings may be made on a secured basis. In such situations, either the custodian will segregate the pledged assets for the benefit of the lender or arrangements will be made with a suitable subcustodian, which may include the lender.

         Stand-By Commitments. Each Fund may acquire "stand-by commitments" with respect to securities held in its portfolio. Under a stand-by commitment, a dealer agrees to purchase at a Fund's option specified securities at a specified price. A Fund's right to exercise stand-by commitments is unconditional and unqualified. Stand-by commitments acquired by a Fund may also be referred to as "put" options. A stand-by commitment is not transferable by a Fund, although a Fund can sell the underlying securities to a third party at any time.

         The principal risk of stand-by commitments is that the writer of a commitment may default on its obligation to repurchase the securities acquired with it. The Funds intends to enter into stand-by commitments only with brokers, dealers and banks that, in the opinion of their Advisers, present minimal credit risks. In evaluating the creditworthiness of the issuer of a stand-by commitment, each Fund's Adviser will periodically review relevant financial information concerning the issuer's assets, liabilities and contingent claims. A Fund will acquire stand-by commitments only in order to facilitate portfolio liquidity and does not intend to exercise its rights under stand-by commitments for trading purposes.

         The amount payable to a Fund upon its exercise of a stand-by commitment is normally (i) a Fund's acquisition cost of the securities (excluding any accrued interest which the Fund paid on their acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period a Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during that period.

         Each Fund expects that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, a Fund may pay for a stand-by commitment either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held in a Fund's portfolio will not exceed 1/2 of 1% of the value of a Fund's total assets calculated immediately after each stand-by commitment is acquired.

         A Fund would acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. The acquisition of a stand-by commitment would not affect the valuation or assumed maturity of the underlying securities. Stand-by commitments acquired by a Fund would be valued at zero in determining net asset value. Where a Fund paid any consideration directly or indirectly for a stand-by commitment, its cost would be reflected as unrealized depreciation for the period during which the commitment was held by a Fund. Stand-by commitments would not affect the average weighted maturity of a Fund's portfolio.

Other Investment Limitations

         The investment limitations numbered 1 through 9 may not be changed without the affirmative vote of the holders of a majority of each Fund's outstanding shares. Such majority is defined as the lesser of (i) 67% or more of the shares present at the meeting, if the holders of more than 50% of the outstanding shares of a Fund are present or represented by proxy, or (ii) more than 50% of the outstanding shares. Investment limitations 10 through 13 may be changed by a vote of the Board at any time.

         Each Fund may not:

         1. Borrow money except that the Fund may borrow from banks for temporary or emergency purposes provided that any such borrowing by the Fund may not exceed 30% of the value of the Fund's net assets at the time of such borrowing. For purposes of this restriction, short sales and the entry into currency transactions, options, futures contracts, options on futures contracts, and forward commitment transactions that are not accounted for as financings (and the segregation of assets in connection with any of the foregoing) shall not constitute borrowing.

         2. Purchase any securities which would cause 25% or more of the value of the Fund's total assets at the time of purchase to be invested in the securities of issuers conducting their principal business activities in the same industry; provided that there shall be no limit on the purchase of U.S. government securities.

         3. Purchase the securities of any issuer if as a result more than 5% of the value of the Fund's total assets would be invested in the securities of such issuer, except that this 5% limitation does not apply to U.S. Government Securities and except that up to 25% of the value of the Fund's total assets may be invested without regard to this 5% limitation.

         4. Make loans, except that the Fund may purchase or hold fixed-income securities, including structured securities, lend portfolio securities and enter into repurchase agreements.

         5. Underwrite any securities issued by others except to the extent that the investment in restricted securities and the sale of securities in accordance with the Fund's investment objective, policies and limitations may be deemed to be underwriting.

         6. Purchase or sell real estate or invest in oil, gas or mineral exploration or development programs, except that the Fund may invest in (a) securities secured by real estate, mortgages or interests therein and (b) securities of companies that invest in or sponsor oil, gas or mineral exploration or development programs.

         7. Purchase securities on margin, except that the Fund may obtain any short-term credits necessary for the clearance of purchases and sales of securities. For purposes of this restriction, the deposit or payment of initial or variation margin in connection with transactions in currencies, options, futures contracts or related options will not be deemed to be a purchase of securities on margin.

         8. Invest in commodities, except that the Fund may purchase and sell futures contracts, including those relating to securities, currencies and indices, and options on futures contracts, securities, currencies or indices, and purchase and sell currencies on a forward commitment or delayed-delivery basis and enter into stand-by commitments.

         9. Issue any senior security except as permitted in the Fund's investment limitations.

         10. Purchase securities of other investment companies except in connection with a merger, consolidation, acquisition, reorganization or offer of exchange, or as otherwise permitted under the 1940 Act.

         11. Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the deposit of assets in escrow and in connection with the writing of covered put and call options and purchase of securities on a forward commitment or delayed-delivery basis and collateral and initial or variation margin arrangements with respect to currency transactions, options, futures contracts, and options on futures contracts.

         12. Invest more than 15% of the Fund's net assets in securities which may be illiquid because of legal or contractual restrictions on resale or securities for which there are no readily available market quotations. For purposes of this limitation, repurchase agreements with maturities greater than seven days shall be considered illiquid securities.

         13. Make additional investments (including roll-overs) if the Fund's borrowings exceed 5% of its net assets.

         If a percentage restriction (other than the percentage limitations set forth in No. 1 and No. 12) is adhered to at the time of an investment, a later increase or decrease in the percentage of assets resulting from a change in the values of portfolio securities or in the amount of a Fund's assets will not constitute a violation of such restriction.


Portfolio Valuation

         The Prospectus discusses the time at which the net asset value of each Fund is determined for purposes of sales and redemptions. The following is a description of the procedures used by each Fund in valuing its assets.

         Securities listed on a U.S. securities exchange (including securities traded through the Nasdaq National Market System) or foreign securities exchange or traded in an OTC market will be valued at the most recent sale as of the time the valuation is made or, in the absence of sales, at the mean between the bid and asked quotations. If there are no such quotations, the value of the securities will be taken to be the highest bid quotation on the exchange or market. Options and futures contracts will be valued similarly. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Fund's Board. Amortized cost involves valuing a portfolio instrument at its initial cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The amortized cost method of valuation may also be used with respect to other debt obligations with 60 days or less remaining to maturity. Notwithstanding the foregoing, in determining the market value of portfolio investments, the Funds may employ outside organizations (a "Pricing Service") which may use a matrix, formula or other objective method that takes into consideration market indexes, matrices, yield curves and other specific adjustments. The procedures of Pricing Services are reviewed periodically by the officers of the Funds under the general supervision and responsibility of the Board, which may replace a Pricing Service at any time. Securities, options and futures contracts for which market quotations are not available and certain other assets of the Funds will be valued at their fair value as determined in good faith pursuant to consistently applied procedures established by the Board. In addition, the Board or its delegates may value a security at fair value if it determines that such security's value determined by the methodology set forth above does not reflect its fair value.

         Trading in securities in certain foreign countries is completed at various times prior to the close of business on each business day in New York (i.e., a day on which The New York Stock Exchange, Inc. (the "NYSE") is open for trading). In addition, securities trading in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in various foreign markets on days which are not business days in New York and days on which a Fund's net asset value is not calculated. As a result, calculation of a Fund's net asset value does not take place contemporaneously with the determination of the prices of the majority of a Fund's securities. All assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values at the prevailing exchange rate as quoted by a Pricing Service. If such quotations are not available, the rate of exchange will be determined in good faith pursuant to consistently applied procedures established by the Board.

Portfolio Transactions

         Each Fund's Adviser is responsible for establishing, reviewing and, where necessary, modifying each Fund's investment program to achieve its investment objective. Purchases and sales of newly issued portfolio securities are usually principal transactions without brokerage commissions effected directly with the issuer or with an underwriter acting as principal. Other purchases and sales may be effected on a securities exchange or over-the-counter, depending on where it appears that the best price or execution will be obtained. The purchase price paid by the Funds to underwriters of newly issued securities usually includes a concession paid by the issuer to the underwriter, and purchases of securities from dealers, acting as either principals or agents in the after market, are normally executed at a price between the bid and asked price, which includes a dealer's mark-up or mark-down. Transactions on U.S. stock exchanges and some foreign stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. On most foreign exchanges, commissions are generally fixed. There is generally no stated commission in the case of securities traded in domestic or foreign OTC markets, but the price of securities traded in OTC markets includes an undisclosed commission or mark-up. U.S. government securities are generally purchased from underwriters or dealers, although certain newly issued U.S. government securities may be purchased directly from the U.S. Treasury or from the issuing agency or instrumentality.

         Each Fund's Adviser will select specific portfolio investments and effect transactions for each Fund and in doing so, seeks to obtain the overall best execution of portfolio transactions. In evaluating prices and executions, the Adviser will consider the factors it deems relevant, which may include the breadth of the market in the security, the price of the security, the financial condition and execution capability of a broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. The Adviser may, in its discretion, effect transactions in portfolio securities with dealers who provide brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended) to the Funds and/or other accounts over which the Adviser exercises investment discretion. The Adviser may place portfolio transactions with a broker or dealer with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting the transaction if the Adviser determines in good faith that such amount of commission was reasonable in relation to the value of such brokerage and research services provided by such broker or dealer viewed in terms of either that particular transaction or of the overall responsibilities of the Adviser. Research and other services received may be useful to the Adviser in serving each Fund and their other clients and, conversely, research or other services obtained by the placement of business of other clients may be useful to the Adviser in carrying out its obligations to the Funds. Research may include furnishing advice, either directly or through publications or writings, as to the value of securities, the advisability of purchasing or selling specific securities and the availability of securities or purchasers or sellers of securities; furnishing seminars, information, analyses and reports concerning issuers, industries, securities, trading markets and methods, legislative developments, changes in accounting practices, economic factors and trends and portfolio strategy; access to research analysts, corporate management personnel, industry experts, economists and government officials; comparative performance evaluation and technical measurement services and quotation services; and products and other services (such as third party publications, reports and analyses, and computer and electronic access, equipment, software, information and accessories that deliver, process or otherwise utilize information, including the research described above) that assist the Adviser in carrying out its responsibilities. Research received from brokers or dealers is supplemental to the Adviser's own research program. The fees paid to the Adviser under its advisory agreement with a Fund are not reduced by reason of its receiving any brokerage and research services.

         Investment decisions for the Funds concerning specific portfolio securities are made independently from those for other clients advised by the Adviser. Such other investment clients may invest in the same securities as the Funds. When purchases or sales of the same security are made at substantially the same time on behalf of such other clients, transactions are averaged as to price and available investments allocated as to amount, in a manner which the Adviser believes to be equitable to each client, including a Fund. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained or sold for a Fund. To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for such other investment clients in order to obtain best execution.

         The Funds may use Counsellors Securities Inc. ("Counsellors Securities"), the Distributor, or affiliates of Credit Suisse Group in connection with the purchase or sale of securities in accordance with rules or exemptive orders adopted by the SEC when the Adviser believes that the charge for the transaction does not exceed usual and customary levels. All transactions with affiliated brokers will comply with Rule 17e-1 under the 1940 Act.

         In no instance will portfolio securities be purchased from or sold to Counsellors Securities, BEA Associates ("BEA"), Credit Suisse Asset Management Limited ("CSAM"), or any affiliated person of such companies. In addition, the Funds will not give preference to any institutions with whom a Fund enters into distribution or shareholder servicing agreements concerning the provision of administrative and other support services.

         Transactions for each Fund may be effected on foreign securities exchanges. In transactions for securities not actively traded on a foreign securities exchange, the Funds will deal directly with the dealers who make a market in the securities involved, except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Such portfolio securities are generally traded on a net basis and do not normally involve brokerage commissions. Securities firms may receive brokerage commissions on certain portfolio transactions, including options, futures and options on futures transactions and the purchase and sale of underlying securities upon exercise of options.

         The Funds may participate, if and when practicable, in bidding for the purchase of securities for each Fund's portfolio directly from an issuer in order to take advantage of the lower purchase price available to members of such a group. A Fund will engage in this practice, however, only when its Adviser, in its sole discretion, believes such practice to be otherwise in a Fund's interest.

Portfolio Turnover

         The Funds do not intend to seek profits through short-term trading, but the rate of turnover will not be a limiting factor when the Funds deem it desirable to sell or purchase securities. Each Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of its portfolio securities for the year by the monthly average value of the portfolio securities. Securities with remaining maturities of one year or less at the date of acquisition are excluded from the calculation.

         Certain practices that may be employed by the Funds could result in high portfolio turnover. For example, options on securities may be sold in anticipation of a decline in the price of the underlying security (market decline) or purchased in anticipation of a rise in the price of the underlying security (market rise) and later sold. To the extent that its portfolio is traded for the short-term, the Funds will be engaged essentially in trading activities based on short-term considerations affecting the value of an issuer's stock instead of long-term investments based on fundamental valuation of securities. Because of this policy, portfolio securities may be sold without regard to the length of time for which they have been held. Consequently, the annual portfolio turnover rate of the Funds may be higher than mutual funds having a similar objective that do not utilize these strategies. Each Fund expects its turnover rate for its first year of operation to total approximately 100%.

                             MANAGEMENT OF THE FUNDS

Officers and Board of Directors

         The business and affairs of each Fund is managed by its Board of Directors in accordance with the laws of the State of Maryland. Each Board elects officers who are responsible for the day-to-day operations of a Fund and who execute policies formulated by the Board. Under each Fund's Charter, a Board may classify or reclassify any unissued shares of the Funds into one or more additional classes by setting or changing in any one or more respects their relative rights, voting powers, restrictions, limitations as to dividends, qualifications and terms and conditions of redemption. A Board may similarly classify or reclassify any class of its shares into one or more series and, without shareholder approval, may increase the number of authorized shares of the Funds.

         The names (and ages) of each Fund's Directors and officers, their addresses, present positions and principal occupations during the past five years and other affiliations are set forth below.

Richard N. Cooper* (63)                              Director
Harvard University                                   Professor at Harvard University; National Intelligence
1737 Cambridge Street                                Council from June 1995 until January 1997; Director or
Cambridge, Massachusetts 02138                       Trustee of Circuit City Stores, Inc. (retail electronics and appliances) and Phoenix Home Life Mutual Insurance
                                                     Company; Director/Trustee of other investment
                                                     companies advised by Warburg.

Jack W. Fritz (71)                                   Director
2425 North Fish Creek Road                           Private investor; Consultant and Director of Fritz
P.O. Box 483                                         Broadcasting, Inc. and Fritz Communications (developers and
Wilson, Wyoming 83014                                operators of radio stations); Director of Advo, Inc. (direct mail advertising); Director/Trustee of other investment
                                                     companies advised by Warburg.

John L. Furth* (67)                                  Chairman of the Board
466 Lexington Avenue                                 Vice Chairman, Managing Director and Director of Warburg;
New York, New York 10017-3147                        Associated with Warburg since 1970; Director of Counsellors
                                                     Securities; Chairman of the Board of other investment
                                                     companies advised by Warburg.

Jeffrey E. Garten (51)                               Director
Box 208200                                           Dean of Yale School of Management and William S. Beinecke
New Haven, Connecticut 06520-8200                    Professor in the Practice of International Trade and
                                                     Finance; Undersecretary of Commerce for International
                                                     Trade from November 1993 to October 1995; Professor at
                                                     Columbia University from September 1992 to November
                                                     1993; Director/Trustee of other investment companies
                                                     advised by Warburg.


* Indicates a Director who is an "interested person" of the Fund as defined in the 1940 Act.

Arnold M. Reichman *(50)                             Director
466 Lexington Avenue                                 Managing Director, Chief Operating Officer and Assistant
New York, New York 10017-3147                        Secretary of Warburg; Director of The RBB Fund, Inc.;
                                                     Associated with Warburg since 1984; Director and
                                                     officer of Counsellors Securities; Director/Trustee of other investment companies advised by Warburg.

Alexander B. Trowbridge (68)                         Director
1317 F Street                                        President of Trowbridge Partners, Inc. (business consulting)
5th Floor                                            from January 1990 to November 1996; Director or Trustee of
Washington, DC  20004                               New England Mutual Life Insurance Co., ICOS Corporation
                                                     (biopharmaceuticals), Waste Management, Inc. (solid and
                                                     hazardous waste collection and disposal), IRI International
                                                     (energy services), The Rouse Company (real estate
                                                     development), Harris Corp. (electronics and communications equipment), The Gillette Co. (personal care products) and
                                                     Sun Company Inc. (petroleum refining and marketing);
                                                     Director/Trustee of other investment companies advised by
                                                     Warburg.

Eugene L. Podsiadlo (41)                             President
466 Lexington Avenue                                 Managing Director of Warburg; Associated with Warburg since
New York, New York 10017-3147                        1991; Officer of Counsellors Securities and other investment companies advised by Warburg.

Stephen Distler (44)                                 Vice President
466 Lexington Avenue                                 Managing Director of Warburg; Associated with Warburg since
New York, New York 10017-3147                        1984; Treasurer of Counsellors Securities; Officer of other investment companies advised by Warburg.



* Indicates a Director who is an "interested person" of the Fund as defined in the 1940 Act.

Eugene P. Grace (46)                                 Vice President and Secretary
466 Lexington Avenue                                 Senior Vice President of Warburg; Associated with Warburg
New York, New York 10017-3147                        since April 1994; Attorney-at-law from September 1989-April
                                                     1994; Life insurance agent, New York Life Insurance
                                                     Company from 1993 to 1994; Officer of Counsellors
                                                     Securities and other investment companies advised by Warburg.

Howard Conroy, CPA (44)                              Vice President and Chief Financial Officer
466 Lexington Avenue                                 Vice President of Warburg; Associated with Warburg since
New York, New York 10017-3147                        1992; Officer of other investment companies advised by
                                                     Warburg.

Daniel S. Madden, CPA (32)                           Treasurer and Chief Accounting Officer
466 Lexington                                        Avenue Vice President of Warburg; Associated with Warburg since
New York, New York 10017-3147                        1995; Associated with BlackRock Financial Management, Inc.
                                                     from September 1994 to October 1995; Associated
                                                     with BEA from April 1993 to September 1994; Associated
                                                     with Ernst & Young LLP from 1990 to 1993; Officer of
                                                     other investment companies advised by Warburg.

Hal Liebes (34)                                      Assistant Secretary
153 East 53rd Street                                 Senior Vice President and General Counsel of BEA from March
New York, New York 10022                             1997 to present; Vice President and Legal Counsel for BEA
                                                     from June 1995 to March 1997; Chief Compliance
                                                     Officer, CS First Boston Investment Management from
                                                     1994 to 1995; Staff Attorney, Division of Enforcement, U.S.
                                                     Securities and Exchange Commission from 1991 to
                                                     1994; Associate, Morgan, Lewis & Bockius from 1989
                                                     to 1991; Officer of other investment companies advised by BEA.

Janna Manes, Esq. (30)                               Assistant Secretary
466 Lexington Avenue                                 Vice President of Warburg; Associated with Warburg since
New York, New York 10017-3147                        1996; Associated with the law firm of Willkie Farr &
                                                     Gallagher from 1993 to 1996; Officer of other investment
                                                     companies advised by Warburg.

Michael A. Pignataro (38)                            Assistant Secretary
153 East 53rd Street                                 Vice President of BEA from December 1995 to present;
New York, New York 10022                             Assistant Vice President and Chief Administrative Officer
                                                     for Investment Companies of BEA from 1989 to December
                                                     1995; Officer of other investment companies
                                                     advised by BEA.

Rocco A. Del Guercio (35)                            Assistant Treasurer
                                                     Administrative Officer for BEA-advised investment
                                                     companies from June 1996 to the present; Assistant
                                                     Treasurer, Bankers Trust Corp. -- Fund
                                                     Administration from March 1994 to June 1996; Mutual
                                                     Fund Accounting Supervisor, Dreyfus Corporation from
                                                     April 1987 to March 1994; Officer of other investment
                                                     companies advised by BEA.

Wendy S. Setnicka ( 33)                              Assistant Treasurer
                                                     Assistant Vice President of BEA from January 1997 to
                                                     the present; Administrative Officer for Investment
                                                     Companies of BEA from November 1993 to the
                                                     present; Supervisor of Fund Accounting and
                                                     Administration at Reich & Tang LP from June 1989 to
                                                     November 1993; Officer of other investment companies
                                                     advised by BEA.

         The Funds pay directors who are not "affiliated persons" (as defined in the 1940 Act) of its Adviser, co-administrators or distributors an annual fee of $500 and $250 for each meeting of the Board attended by him for his services as a Director, and is reimbursed for expenses incurred in connection with his attendance at Board meetings. Each member of the Audit Committee receives an annual fee of $250, and the Chairman of the Audit Committee receives an annual fee of $325.

Directors' Total Compensation:

                                                                                     Total Compensation from the
        Name of Director                             The Fund+                       Fund and the Fund Complex++
        ----------------                             ---------                       ---------------------------
 John L. Furth*                                        None                                     None

 Arnold M. Reichman*                                   None                                     None

 Richard N. Cooper                                    1,750                                   73,250

 Jack W. Fritz                                        1,750                                   73,250

 Jeffrey E. Garten                                    1,750                                   73,250

 Alexander B. Trowbridge                              1,825                                   76,025

+ Amounts shown are estimates of payments to be made for the remaining period of the fiscal year ending August 31, 1999 pursuant to existing arrangements.

++ A Fund Complex means two or more investment companies that hold themselves out to investors as related companies for purposes of investment and investor services, or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any other investment company. Each Director serves as a Director or Trustee of 40 investment companies in the Fund Complex.

* Mr. Furth and Mr. Reichman receive compensation as affiliates of Warburg and, accordingly, receive no compensation from the Fund or any other investment company in the Fund Complex.


Portfolio Managers

         The Portfolio Managers of the European Equity Fund are Susan E. Boland and Patricia Maxwell-Arnot. Ms. Boland joined BEA in 1996, and is a Senior Vice President. From 1995-1996, Ms. Boland was a Director and Portfolio Manager of Barran & Partners Limited, and from 1992 to 1995, she was a Partner and European Portfolio Manager for Teton Partners. Ms. Boland was also a Portfolio Manager and Analyst with Fidelity Management & Research Company from 1985-1991. Ms. Maxwell-Arnot joined CSAM in 1995, and is a Managing Director. From 1984-1994, Ms. Maxwell-Arnot was a Director at Lazard Brothers (London).

         The Portfolio Managers of the Central and Eastern Europe Fund are Glenn Wellman and Isabel Knight. Mr. Wellman joined CSAM in 1993, and is a Managing Director. From 1987-1993, Mr. Wellman was a Managing Director and Chief Investment Officer of Alliance Capital Limited. Ms. Knight joined CSAM in 1997, and is a Director. From 1995-1997, she was a Senior Fund Manager for emerging Europe with Foreign & Colonial Emerging Markets, and from 1992-1995, she was a Portfolio Manager for Morgan Stanley Asset Management.

Control Persons and Principal Holders of Securities

         CSAM will hold all of the shares of each Fund on the date each Fund's Registration Statement become effective.

Investment Advisers and Co-Administrators

         BEA, located at One Citicorp Center, 153 East 53rd Street, New York, New York 10022, serves as investment adviser to each Fund pursuant to separate written agreements (the "Advisory Agreements"). BEA is a diversified investment adviser, managing global equity, fixed-income and derivative securities accounts for corporate pension and profit-sharing plans, state pension funds, union funds, endowments and other charitable institutions. BEA currently manages approximately $35 billion in assets, and is a member of CSAM and a subsidiary of Credit Suisse Group, one of the world's leading banks. BEA is a registered investment adviser under the Investment Advisers Act of 1940, as amended. As an investment adviser, BEA emphasizes a global investment strategy. BEA currently acts as investment adviser for eleven other investment companies registered under the 1940 Act. They are: BEA Strategic Global Income Fund, Inc., BEA Income Fund, Inc., The Brazilian Equity Fund, Inc., The Chile Fund, Inc., The Emerging Markets Infrastructure Fund, Inc., The Emerging Markets Telecommunications Fund, Inc., The First Israel Fund, Inc., The Indonesia Fund,

Inc., The Latin America Equity Fund, Inc., The Latin America Investment Fund, Inc., and The Portugal Fund, Inc. In addition, BEA acts as sub-adviser to certain portfolios of thirteen other registered investment companies or portfolios: American Odyssey Funds, Inc. (Global High Yield Bond Fund), American United Life (Conservative Investor Portfolio, Moderate Investor Portfolio and Aggressive Investor Portfolio), Frank Russell Investment Company (Fixed Income III Fund and Multi-strategy Bond Fund), Panorama (LifeSpan Balanced Account, LifeSpan Capital Appreciation Account and LifeSpan Diversified Income Account), SEI Institutional Managed Trust (High Yield Bond Fund), AGA Series Trust (Credit Suisse Growth and Income Fund), Touchstone International Equity Fund and Touchstone Variable Annuity International Equity Fund.

        CSAM, located at Beaufort House, 15 St. Botolph Street, GB-London EC3A 7JJ, serves as sub-investment adviser to each Fund pursuant to separate written agreements (the "Advisory Agreements"). CSAM is a wholly owned, indirectly held, subsidiary of Credit Suisse Group. CSAM is a registered investment adviser under the Investment Advisers Act of 1940, and currently manages $138 billion in assets. CSAM also has offices in Budapest, Moscow, Prague, Warsaw, Frankfurt, Milan, Paris, Sydney, Tokyo and Zurich; these offices are not registered with the U.S. Securities and Exchange Commission.

         For the services provided by BEA to the European Equity Fund, the Fund pays a fee calculated at an annual rate of 1.00% of the Fund's average daily net assets computed daily and payable quarterly (out of which BEA pays CSAM for its sub-investment advisory services). For the services provided by BEA to the Central and Eastern Europe Fund, the Fund pays a fee calculated at an annual rate of 1.25% of the Fund's average daily net assets computed daily and payable quarterly (out of which BEA pays CSAM for its sub-investment advisory services). BEA and CSAM may voluntarily waive a portion of their fees from time to time and temporarily limit the expenses to be borne by a Fund.

         Under the Advisory Agreements, neither BEA nor CSAM will be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with the matters to which the Advisory Agreements relate. The Advisory Agreements for the Funds were approved on July 20, 1998 by vote of the Funds' Board of Directors, including a majority of those directors who are not parties to the Advisory Agreements or interested persons (as defined in the 1940
Act) of such parties. The Advisory Agreements were also approved by each Fund's initial shareholder. The BEA Advisory Agreements are terminable by vote of the Funds' Board of Directors or by the holders of a majority of the outstanding voting securities of the relevant Fund, and at any time without penalty, on 60 days' written notice to BEA. The BEA Advisory Agreements may also be terminated by BEA on 90 days' written notice to a fund. The BEA Advisory Agreements terminate automatically in the event of an assignment. The CSAM Sub-Advisory Agreements are terminable by BEA on 60 days' written notice to the Fund and CSAM, by vote of the Funds' Board of Directors or by the holders of a majority of the outstanding voting securities of the relevant Fund on 60 days' written notice to BEA and CSAM, or by CSAM upon 60 days' written notice to a Fund and BEA. The CSAM Sub-Advisory Agreements terminate automatically in the event of an assignment.

         Counsellors Funds Service, Inc. ("Counsellors Service"), a wholly owned subsidiary of Warburg, and PFPC Inc. ("PFPC"), an indirect, wholly owned subsidiary of PNC Bank serve as co-administrators to each Fund pursuant to separate written agreements. Counsellors Service provides shareholder liaison services to each Fund including responding to shareholder inquiries and providing information on shareholder investments. Counsellors Service also performs a variety of other services, including furnishing certain executive and administrative services, acting as liaison between the Funds and their various service providers, furnishing certain corporate secretarial services, which include preparing materials for meetings of the Board, assisting with proxy statements and annual and semiannual reports, assisting in the preparation of tax returns and monitoring and developing certain compliance procedures for the Funds. As compensation, the Common Shares of each Fund pay Counsellors Service a fee calculated at an annual rate of .10% of the Common Shares' average daily net assets. Counsellors Service provides co-administration services to the BEA Institutional Funds without compensation.

         PFPC calculates each Fund's net asset value, provides all accounting services for each Fund and assists in related aspects of each Fund's operations. As compensation, each Fund pays PFPC a fee calculated at an annual rate of .12% of a Fund's first $250 million in average daily net assets, .10% of the next $250 million in average daily net assets, .08% of the next $250 million in average daily net assets, and .05% of average daily net assets over $750 million, subject in each case to a minimum annual fee and exclusive of out-of-pocket expenses.

         Each class of Shares of a Fund bears its proportionate share of fees payable to BEA, CSAM and PFPC in the proportion that its assets bear to the aggregate assets of a Fund at the time of calculation. These fees are calculated at an annual rate based on a percentage of a Fund's average daily net assets. Each Fund's co-administrators may voluntarily waive a portion of their fees from time to time and temporarily limit the expenses to be borne by a Fund.

Custodians and Transfer Agents

         Brown Brothers Harriman & Co. ("BBH") acts as custodian for each Fund and also acts as the custodian for each Fund's foreign securities pursuant to a written Custodian Agreement (the "Custodian Agreement"). BBH will (i) maintain a separate account or accounts in the name of each Fund, (ii) hold and transfer portfolio securities on account of each Fund, (iii) accept receipts and disbursements of money on behalf of each Fund, (iv) collect and receive all income and other payments and distributions for the account of each Fund's portfolio securities and (v) make periodic reports to the Board concerning each Fund's custodial arrangements. BBH is authorized to select one or more foreign banking institutions and foreign securities depositories to serve as sub-custodian on behalf of the Funds, provided that BBH remains responsible for the performance of all its duties under the Custodian Agreement and holds the Funds harmless from the negligent acts and omissions of any sub-custodian. For its services to the Funds under the Custodian Agreement, BBH receives a fee which is calculated based upon each Fund's average daily gross assets, exclusive of transaction charges and out-of-pocket expenses, which are also charged to the Funds. BBH's principal business address is 40 Water Street, Boston, Massachusetts 02109.

         State Street Bank and Trust Company ("State Street") will serve as each Fund's shareholder servicing, transfer and dividend disbursing agent pursuant to a Transfer Agency and Service Agreement, under which State Street (i) issues and redeems shares of the Funds, (ii) addresses and mails all communications by the Funds to record owners of each Fund shares, including reports to shareholders, dividend and distribution notices and proxy material for meetings of shareholders, (iii) maintains shareholder accounts and, if requested, sub-accounts and (iv) makes periodic reports to the Board concerning the transfer agent's operations with respect to the Funds. State Street has delegated to Boston Financial Data Services, Inc., a 50% owned subsidiary ("BFDS"), responsibility for most shareholder servicing functions. State Street's principal business address is 225 Franklin Street, Boston, Massachusetts 02110. BFDS's principal business address is 2 Heritage Drive, North Quincy, Massachusetts 02171.

Organization of the Funds

         Each Fund's Charter authorizes the Board to issue three billion full and fractional shares of capital stock, $.001 par value per share, of which one billion shares are designated Common Shares, one billion shares are designated Institutional Shares and one billion are designated Advisor Shares. The Funds currently offer Common and Institutional Shares. Shareholders of each Fund in the class, upon liquidation, will participate ratably in the Fund's net assets. Shares do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Directors can elect all Directors. Shares are transferable, but have no preemptive, conversion or subscription rights.

         Investors in each Fund are entitled to one vote for each full share held and fractional votes for fractional shares held. Shareholders of each Fund will vote in the aggregate except where otherwise required by law and except that each class will vote separately on certain matters pertaining to its distribution and shareholder servicing arrangements. There will normally be no meetings of investors for the purpose of electing members of the Board unless and until such time as less than a majority of the members holding office have been elected by investors. Any Director of a Fund may be removed from office upon the vote of shareholders holding at least a majority of the relevant Fund's outstanding shares, at a meeting called for that purpose. A meeting will be called for the purpose of voting on the removal of a Board member at the written request of holders of 10% of the outstanding shares of a Fund.

Distribution and Shareholder Servicing

         Counsellors Securities serves as distributor of the shares of each Fund. Counsellors Securities is a wholly owned subsidiary of Warburg, and is located at 466 Lexington Avenue, New York, New York 10017-3147.

         Common Shares. Each Fund has entered into a Shareholder Servicing and Distribution Plan (the "12b-1 Plan"), pursuant to Rule 12b-1 under the 1940 Act, pursuant to which each Fund will pay Counsellors Securities, in consideration for Services (as defined below), a fee calculated at an annual rate of .25% of the average daily net assets of the Common Shares of each Fund. Services performed by Counsellors Securities include (i) the sale of the Common Shares, as set forth in the 12b-1 Plan ("Selling Services"),
(ii) ongoing servicing and/or maintenance of the accounts of Common Shareholders of a Fund, as set forth in the 12b-1 Plan ("Shareholder Services"), and (iii) sub-transfer agency services, subaccounting services or administrative services related to the sale of the Common Shares, as set forth in the 12b-1 Plan ("Administrative Services" and collectively with Selling Services and Administrative Services, "Services") including, without limitation, (a) payments reflecting an allocation of overhead and other office expenses of Counsellors Securities related to providing Services; (b) payments made to, and reimbursement of expenses of, persons who provide support services in connection with the distribution of the Common Shares including, but not limited to, office space and equipment, telephone facilities, answering routine inquiries regarding a Fund, and providing any other Shareholder Services; (c) payments made to compensate selected dealers or other authorized persons for providing any Services; (d) costs relating to the formulation and implementation of marketing and promotional activities for the Common Shares, including, but not limited to, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising, and related travel and entertainment expenses; (e) costs of printing and distributing prospectuses, statements of additional information and reports of the Funds to prospective shareholders of the Funds; and (f) costs involved in obtaining whatever information, analyses and reports with respect to marketing and promotional activities that the Funds may, from time to time, deem advisable.

         Pursuant to the 12b-1 Plan, Counsellors Securities will provide each Fund's Board with periodic reports of amounts expended under the 12b-1 Plan and the purpose for which the expenditures were made.

         Advisor Shares. Each Fund may, in the future, enter into agreements ("Agreements") with institutional shareholders of record, broker-dealers, financial institutions, depository institutions, retirement plans and financial intermediaries ("Institutions") to provide certain distribution, shareholder servicing, administrative and/or accounting services for their clients or customers (or participants in the case of retirement plans) ("Customers") who are beneficial owners of Advisor Shares. Agreements will be governed by a distribution plan (the "Distribution Plan") pursuant to Rule 12b-1 under the 1940 Act. The Distribution Plan requires the Board, at least quarterly, to receive and review written reports of amounts expended under the Distribution Plan and the purpose for which such expenditures were made.

         An Institution with which a Fund has entered into an Agreement with respect to its Advisor Shares may charge a Customer one or more of the following types of fees, as agreed upon by the Institution and the Customer, with respect to the cash management or other services provided by the Institution: (i) account fees (a fixed amount per month or per year); (ii) transaction fees (a fixed amount per transaction processed); (iii) compensation balance requirements (a minimum dollar amount a Customer must maintain in order to obtain the services offered); or (iv) account maintenance fees (a periodic charge based upon the percentage of assets in the account or of the dividend paid on those assets). Services provided by an Institution to Customers are in addition to, and not duplicative of, the services to be provided under each Fund's co-administration and distribution and shareholder servicing arrangements. A Customer of an Institution should read the Prospectus and this Statement of Additional Information in conjunction with the Agreement and other literature describing the services and related fees that would be provided by the Institution to its Customers prior to any purchase of Fund shares. Prospectuses are available from a Fund's distributor upon request. No preference will be shown in the selection of a Fund's portfolio investments for the instruments of Institutions.

         General. The Distribution Plan and the 12b-1 Plan will continue in effect for so long as their continuance is specifically approved at least annually by each Board, including a majority of the Directors who are not interested persons of a Fund and who have no direct or indirect financial interest in the operation of the Distribution Plans or the 12b-1 Plans, as the case may be ("Independent Directors"). Any material amendment of the Distribution Plan or 12b-1 Plan would require the approval of the Board in the same manner. Neither the Distribution Plan nor the 12b-1 Plan may be amended to increase materially the amount to be spent thereunder without shareholder approval of the relevant class of shares. The Distribution Plan or 12b-1 Plan may be terminated at any time, without penalty, by vote of a majority of the Independent Directors or by a vote of a majority of the outstanding voting securities of the relevant class of shares of each Fund.

         Institutional Shares. The Institutional Shares will be distributed under the name "BEA Institutional Funds." Counselors Securities serves without compensation as distributor of the Institutional Shares.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         The offering price of each Fund's shares is equal to the per share net asset value of the relevant class of shares of a Fund.

         Under the 1940 Act, the Funds may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed, other than customary weekend and holiday closings, or during which trading on the NYSE is restricted, or during which (as determined by the SEC) an emergency exists as a result of which disposal or fair valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. (A Fund may also suspend or postpone the recordation of an exchange of its shares upon the occurrence of any of the foregoing conditions.)

         If a Board determines that conditions exist which make payment of redemption proceeds wholly in cash unwise or undesirable, a Fund may make payment wholly or partly in securities or other investment instruments which may not constitute securities as such term is defined in the applicable securities laws. If a redemption is paid wholly or partly in securities or other property, a shareholder would incur transaction costs in disposing of the redemption proceeds. The Funds will comply with Rule 18f-1 promulgated under the 1940 Act with respect to redemptions in kind.

         As stated in the Prospectus, with respect to the Central and Eastern Europe Fund only, a short-term trading fee of 1.0% of the amount of shares redeemed will be deducted from the redemption amount if a shareholder sells shares of the Central and Eastern Europe Fund after holding them less than six months. This fee, which is currently being waived, is paid to the Central and Eastern Europe Fund to offset costs associated with short-term shareholder trading. It does not apply to shares acquired through reinvestment of distributions. If a shareholder purchased shares of the Central and Eastern Europe Fund on different days, any shares purchased through reinvestment of distributions would be redeemed first, followed by the shares of the Central and Eastern Europe Fund held the longest.

         Automatic Cash Withdrawal Plan. An automatic cash withdrawal plan (the "Plan") is available to the holders of Common Shares of each Fund who wish to receive specific amounts of cash periodically. Withdrawals may be made under the Plan by redeeming as many Common Shares of a Fund as may be necessary to cover the stipulated withdrawal payment. To the extent that withdrawals exceed dividends, distributions and appreciation of a shareholder's investment in a Fund, there will be a reduction in the value of the shareholder's investment and continued withdrawal payments may reduce the shareholder's investment and ultimately exhaust it. Withdrawal payments should not be considered as income from investment in the Funds.

                               EXCHANGE PRIVILEGE

         Investors can exchange their Fund Common Shares for Common Shares of other Warburg Pincus Funds. Investors in the BEA Institutional Funds can exchange their shares for those of other BEA Institutional Funds.

         The exchange privilege enables shareholders to acquire shares in a fund with a different investment objective when they believe that a shift between funds is an appropriate investment decision. Subject to the restrictions on exchange purchases contained in the Prospectus and any other applicable restrictions, this privilege is available to shareholders residing in any state in which the Common Shares, Institutional Shares or Advisor Shares being acquired, as relevant, may legally be sold. Prior to any exchange, the investor should obtain and review a copy of the current prospectus of the relevant class of a Fund into which an exchange is being considered. Shareholders may obtain a prospectus of the relevant class of a Fund into which they are contemplating an exchange by calling (800) 927-2874 (Common Shares) or (800) 401-22033 (Institutional Shares).

         Subject to the restrictions described above, upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange are redeemed at the then-current net asset value of the relevant class and the proceeds are invested on the same day, at a price as described above, in shares of the relevant class of a Fund being acquired. The exchange privilege may be modified or terminated at any time upon 30 days' notice to shareholders.

                     ADDITIONAL INFORMATION CONCERNING TAXES

         The following is a summary of the material United States federal income tax considerations regarding the purchase, ownership and disposition of shares in the Funds. Each prospective shareholder is urged to consult his own tax adviser with respect to the specific federal, state, local and foreign tax consequences of investing in the Funds. The summary is based on the laws in effect on the date of this Statement of Additional Information, which are subject to change.

The Funds and Their Investments

         Each Fund intends to qualify to be treated as a regulated investment company each taxable year under the Code. To so qualify, a Fund must, among other things: (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities, loans and gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each quarter of a Fund's taxable year, (i) at least 50% of the market value of a Fund's assets is represented by cash, securities of other regulated investment companies, United States government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of a Fund's assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its assets is invested in the securities (other than United States government securities or securities of other regulated investment companies) of any one issuer or any two or more issuers that a Fund controls and are determined to be engaged in the same or similar trades or businesses or related trades or businesses. Each Fund expects that all of its foreign currency gains will be directly related to its principal business of investing in stocks and securities.

         As a regulated investment company, each Fund will not be subject to United States federal income tax on its net investment income (i.e., income other than its net realized long- and short-term capital gains) and its net realized long- and short-term capital gains, if any, that it distributes to its shareholders, provided that an amount equal to at least 90% of the sum of its investment company taxable income (i.e., 90% of its taxable income minus the excess, if any, of its net realized long-term capital gains over its net realized short-term capital losses (including any capital loss carryovers), plus or minus certain other adjustments as specified in the Code) and its net tax-exempt income for the taxable year is distributed, but will be subject to tax at regular corporate rates on any taxable income or gains that it does not distribute. Furthermore, each Fund will be subject to a United States corporate income tax with respect to such distributed amounts in any year that it fails to qualify as a regulated investment company or fails to meet this distribution requirement. Any dividend declared by a Fund in October, November or December of any calendar year and payable to shareholders of record on a specified date in such a month shall be deemed to have been received by each shareholder on December 31 of such calendar year and to have been paid by a Fund not later than such December 31, provided that such dividend is actually paid by a Fund during January of the following calendar year.

         Each Fund intends to distribute annually to its shareholders substantially all of its investment company taxable income. Each Board will determine annually whether to distribute any net realized long-term capital gains in excess of net realized short-term capital losses (including any capital loss carryovers). Each Fund currently expects to distribute any excess annually to its shareholders. However, if a Fund retains for investment an amount equal to all or a portion of its net long-term capital gains in excess of its net short-term capital losses and capital loss carryovers, it will be subject to a corporate tax (currently at a rate of 35%) on the amount retained. In that event, each Fund will designate such retained amounts as undistributed capital gains in a notice to its shareholders who (a) will be required to include in income for United Stares federal income tax purposes, as long-term capital gains, their proportionate shares of the undistributed amount, (b) will be entitled to credit their proportionate shares of the 35% tax paid by a Fund on the undistributed amount against their United States federal income tax liabilities, if any, and to claim refunds to the extent their credits exceed their liabilities, if any, and (c) will be entitled to increase their tax basis, for United States federal income tax purposes, in their shares by an amount equal to 65% of the amount of undistributed capital gains included in the shareholder's income. Organizations or persons not subject to federal income tax on such capital gains will be entitled to a refund of their pro rata share of such taxes paid by a Fund upon filing appropriate returns or claims for refund with the Internal Revenue Service (the "IRS"). Even if a Fund makes such an election, it is possible that a Fund may incur an excise tax as a result of not having distributed net capital gains.

         The Code imposes a 4% nondeductible excise tax on each Fund to the extent a Fund does not distribute by the end of any calendar year at least 98% of its net investment income for that year and 98% of the net amount of its capital gains (both long-and short-term) for the one-year period ending, as a general rule, on October 31 of that year. For this purpose, however, any income or gain retained by a Fund that is subject to corporate income tax will be considered to have been distributed by year-end. In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any underdistribution or overdistribution, as the case may be, from the previous year. Each Fund anticipates that it will pay such dividends and will make such distributions as are necessary in order to avoid the application of this tax.

         With regard to a Fund's investments in foreign securities, exchange control regulations may restrict repatriations of investment income and capital or the proceeds of securities sales by foreign investors such as each Fund and may limit a Fund's ability to pay sufficient dividends and to make sufficient distributions to satisfy the 90% and excise tax distribution requirements.

         If, in any taxable year, a Fund fails to qualify as a regulated investment company under the Code, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by a Fund in computing its taxable income. In addition, in the event of a failure to qualify, each Fund's distributions, to the extent derived from each Fund's current or accumulated earnings and profits would constitute dividends (eligible for the corporate dividends-received deduction) which are taxable to shareholders as ordinary income, even though those distributions might otherwise (at least in part) have been treated in the shareholders' hands as long-term capital gains. If a Fund fails to qualify as a regulated investment company in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company. In addition, if a Fund failed to qualify as a regulated investment company for a period greater than one taxable year, a Fund may be required to recognize any net built-in gains (the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized if it had been liquidated) in order to qualify as a regulated investment company in a subsequent year.

         Each Fund's short sales against the box, if any, and transactions in foreign currencies, forward contracts, options and futures contracts (including options and futures contracts on foreign currencies) will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Funds (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to a Funds and defer Fund losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require each Fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out) and (b) may cause each Fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes. Each Fund will monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any foreign currency, forward contract, option, futures contract or hedged investment in order to mitigate the effect of these rules and prevent disqualification of a Fund as a regulated investment company.

         Passive Foreign Investment Companies. If a Fund purchases shares in certain foreign investment entities, called "passive foreign investment companies" (a "PFIC"), it may be subject to United States federal income tax on a portion of any "excess distribution" or gain from the disposition of such shares even if such income is distributed as a taxable dividend by a Fund to its shareholders. Additional charges in the nature of interest may be imposed on a Fund in respect of deferred taxes arising from such distributions or gains. Any tax paid by a Fund as a result of its ownership of shares in a PFIC will not give rise to any deduction or credit to a Fund or any shareholder. If a Fund were to invest in a PFIC and elected to treat the PFIC as a "qualified electing fund" under the Code, in lieu of the foregoing requirements, a Fund might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified election fund, even if not distributed to a Fund, and such amounts would be subject to the 90% and excise tax distribution requirements described above. In order to make this election, each Fund would be required to obtain certain annual information from the passive foreign investment companies in which it invests, which may be difficult or not possible to obtain. If a Fund were able to make the election described in this paragraph, a Fund would not be able to treat any portion of the long-term capital gains included in income pursuant to the election as eligible for the 20% maximum capital gains rate. On October 9, 1997, the Ways and Means Committee of the U.S. Congress approved technical corrections legislation that would treat PFICs as pass-through entities for purposes of applying the 20% rate to the portion of a PFIC's long-term gain attributable to assets held more than 18 months.

         Recently, legislation was enacted that provides a mark-to-market election for regulated investment companies effective for taxable years beginning after December 31, 1997. This election would result in a Fund being treated as if it had sold and repurchased all of the PFIC stock at the end of each year. In this case, each Fund would report gains as ordinary income and would deduct losses as ordinary losses to the extent of previously recognized gains. The election, once made, would be effective for all subsequent taxable years of a Fund, unless revoked with the consent of the IRS. By making the election, each Fund could potentially ameliorate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC company stock. Each Fund may have to distribute this "phantom" income and gain to satisfy its distribution requirement and to avoid imposition of the 4% excise tax. Each Fund will make the appropriate tax elections, if possible, and take any additional steps that are necessary to mitigate the effect of these rules.

         Dividends and Distributions. Dividends of net investment income and distributions of net realized short-term capital gains are taxable to a United States shareholder as ordinary income, whether paid in cash or in shares. Distributions of net-long-term capital gains, if any, that a Fund designates as capital gains dividends are taxable as long-term capital gains, whether paid in cash or in shares and regardless of how long a shareholder has held shares of a Fund. Dividends and distributions paid by a Fund (except for the portion thereof, if any, attributable to dividends on stock of U.S. corporations received by the Fund) will not qualify for the deduction for dividends received by corporations. Distributions in excess of a Fund's current and accumulated earnings and profits will, as to each shareholder, be treated as a tax-free return of capital, to the extent of a shareholder's basis in his shares of a Fund, and as a capital gain thereafter (if the shareholder holds his shares of the Fund as capital assets).

         Shareholders receiving dividends or distributions in the form of additional shares should be treated for United States federal income tax purposes as receiving a distribution in the amount equal to the amount of money that the shareholders receiving cash dividends or distributions will receive, and should have a cost basis in the shares received equal to such amount.

         Investors considering buying shares just prior to a dividend or capital gain distribution should be aware that, although the price of shares just purchased at that time may reflect the amount of the forthcoming distribution, such dividend or distribution may nevertheless be taxable to them.

         If a Fund is the holder of record of any stock on the record date for any dividends payable with respect to such stock, such dividends are included in a Fund's gross income not as of the date received but as of the later of (a) the date such stock became ex-dividend with respect to such dividends (i.e., the date on which a buyer of the stock would not be entitled to receive the declared, but unpaid, dividends) or (b) the date a Fund acquired such stock. Accordingly, in order to satisfy its income distribution requirements, each Fund may be required to pay dividends based on anticipated earnings, and shareholders may receive dividends in an earlier year than would otherwise be the case.

         Sales of Shares. Upon the sale or exchange of his shares, a shareholder will realize a taxable gain or loss equal to the difference between the amount realized and his basis in his shares. Such gain or loss will be treated as capital gain or loss, if the shares are capital assets in the shareholder's hands, and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for one year or less. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced, including replacement through the reinvesting of dividends and capital gains distributions in a Fund, within a 61-day period beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Any loss realized by a shareholder on the sale of a Fund share held by the shareholder for six months or less will be treated for United States federal income tax purposes as a long-term capital loss to the extent of any distributions or deemed distributions of long-term capital gains received by the shareholder with respect to such share.

         Backup Withholding. Each Fund may be required to withhold, for United States federal income tax purposes, 31% of the dividends and distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Certain shareholders are exempt from backup withholding. Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder's United States federal income tax liabilities.

         Notices. Shareholders will be notified annually by each Fund as to the United States federal income tax status of the dividends, distributions and deemed distributions attributable to undistributed capital gains (discussed above in "The Funds and Their Investments") made by the Fund to its shareholders. Furthermore, shareholders will also receive, if appropriate, various written notices after the close of a Fund's taxable year regarding the United States federal income tax status of certain dividends, distributions and deemed distributions that were paid (or that are treated as having been paid) by the Funds to its shareholders during the preceding taxable year.

Other Taxation

         Distributions also may be subject to additional state, local and foreign taxes depending on each shareholder's particular situation.

      THE FOREGOING IS ONLY A SUMMARY OF CERTAIN MATERIAL TAX CONSEQUENCES
        AFFECTING THE FUND AND ITS SHAREHOLDERS. SHAREHOLDERS ARE ADVISED
              TO CONSULT THEIR OWN TAX ADVISERS WITH RESPECT TO THE
                     PARTICULAR TAX CONSEQUENCES TO THEM OF
                           AN INVESTMENT IN THE FUNDS.

                          DETERMINATION OF PERFORMANCE

         From time to time, each Fund may quote the total return of its Common Shares, Institutional Shares and/or Advisor Shares in advertisements or in reports and other communications to shareholders. These figures are calculated by finding the average annual compounded rates of return for the one-, five- and ten- (or such shorter period as the relevant class of shares has been offered) year periods that would equate the initial amount invested to the ending redeemable value according to the following formula: P (1 + T)(n) = ERV. For purposes of this formula, "P" is a hypothetical investment of $1,000; "T" is average annual total return; "n" is number of years; and "ERV" is the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one-, five- or ten-year periods (or fractional portion thereof). Total return or "T" is computed by finding the average annual change in the value of an initial $1,000 investment over the period and assumes that all dividends and distributions are reinvested during the period.

         Each Fund may advertise, from time to time, comparisons of the performance of its Common Shares, Institutional Shares and/or Advisor Shares with that of one or more other mutual funds with similar investment objectives. Each Fund may advertise average annual calendar year-to-date and calendar quarter returns, which are calculated according to the formula set forth in the preceding paragraph, except that the relevant measuring period would be the number of months that have elapsed in the current calendar year or most recent three months, as the case may be. Investors should note that this performance may not be representative of a Fund's total return in longer market cycles.

         The performance of a class of a Fund's shares will vary from time to time depending upon market conditions, the composition of a Fund's portfolio and operating expenses allocable to it. As described above, total return is based on historical earnings and is not intended to indicate future performance. Consequently, any given performance quotation should not be considered as representative of performance for any specified period in the future. Performance information may be useful as a basis for comparison with other investment alternatives. However, a Fund's performance will fluctuate, unlike certain bank deposits or other investments which pay a fixed yield for a stated period of time. Any fees charged by Institutions or other institutional investors directly to their customers in connection with investments in Fund shares are not reflected in a Fund's total return, and such fees, if charged, will reduce the actual return received by customers on their investments.

         In its reports, investor communications or advertisements, each Fund may include: (i) its total return performance; (ii) its performance compared with various indexes or other mutual funds; (iii) published evaluations by nationally recognized ranking services and financial publications; (iv) updates concerning its strategies and portfolio investments; (v) information about its goals, risk factors and expenses including comparisons with other mutual funds;
(vi) analysis of its investments by industry, country, credit quality and other characteristics; (vii) a discussion of the risk/return continuum relating to different investments; (viii) the potential impact of adding foreign stocks to a domestic portfolio and (ix) portfolio manager quotations and commentary.

                       INDEPENDENT ACCOUNTANTS AND COUNSEL

         PricewaterhouseCoopers LLP ("Pricewaterhouse"), with principal offices at 2400 Eleven Penn Center, Philadelphia, Pennsylvania 19103, serves as the independent accountant for each Fund. The statements of assets and liabilities of each Fund, as of [insert], 1998, that appear in this Statement of Additional Information have been audited by Pricewaterhouse, whose report thereon appears elsewhere herein and has been included herein in reliance upon the report of such firm of independent accountants given upon their authority as experts in accounting and auditing.

         Willkie Farr & Gallagher serves as counsel for each Fund as well as counsel to Counsellors Securities and Counsellors Service.

                              FINANCIAL STATEMENTS

         Each Fund's financial statement follows the Report of Independent Accountants.

                                    APPENDIX

                             DESCRIPTION OF RATINGS

Commercial Paper Ratings

         Commercial paper rated A-1 by Standard and Poor's Ratings Services ("S&P") indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign designation. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

         The rating Prime-1 is the highest commercial paper rating assigned by Moody's Investors Service, Inc. ("Moody's"). Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1 but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

Corporate Bond Ratings

         The following summarizes the ratings used by S&P for corporate bonds:

         AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

         AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree.

         A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

         BBB - This is the lowest investment grade. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Although it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

         BB, B and CCC - Debt rated BB and B are regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB represents a lower degree of speculation than B, and CCC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

         BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

         B - Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

         CCC - Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

         CC - This rating is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

         C - This rating is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

         Additionally, the rating CI is reserved for income bonds on which no interest is being paid. Such debt is rated between debt rated C and debt rated D.

         To provide more detailed indications of credit quality, the ratings may be modified by the addition of a plus or minus sign to show relative standing within this major rating category.

         D - Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

         The following summarizes the ratings used by Moody's for corporate bonds:

         Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

         A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa - Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B - Bonds which are rated B generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Moody's applies numerical modifiers (1, 2 and 3) with respect to the bonds rated "Aa" through "B." The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

         Caa - Bonds that are rated Caa are of poor standing. These issues may be in default or present elements of danger may exist with respect to principal or interest.

         Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C - Bonds which are rated C comprise the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                                     PART C
                                OTHER INFORMATION
Item 23. Exhibits


Exhibit No.                Description of Exhibit
-----------                ----------------------
     (a)               Articles of Incorporation.(2)

     (b)               By-Laws.(2)

     (c)               Registrant's Forms of Stock Certificates.

     (d)               (1)      Form of Investment Advisory Agreement.
                       (2)      Form of Sub-Advisory Agreement

     (e)               Distribution Agreement.(3)

     (f)               Not applicable.

     (g)               Custodian Agreement with Brown Brothers
                       Harriman & Co.(3)

     (h)               (1)      Transfer Agency and Service Agreement.(3)
                       (2)      Form of Co-Administration Agreement with
                                Counsellors Funds Service, Inc.
                       (3)      Form of Co-Administration Agreement with
                                PFPC Inc.

     (i)               (1)      Opinion and Consent of Willkie Farr &
                                Gallagher, counsel to the Fund.
                       (2)      Opinion and Consent of Venable, Baetjer
                                and Howard, LLP, Maryland counsel to the
                                Fund.

     (j)               Consent of PricewaterhouseCoopers LLP,
                       Independent Accountants.(1)

     (k)               Not applicable.

     (l)               Form of Purchase Agreement.


----------------

1     To be filed by amendment.

2 Incorporated by reference to Registrant's Registration Statement on Form N-1A filed July 30, 1998 (Securities Act Rule No. 333-60229).

3 Incorporated by reference; material provisions of this exhibit are substantially similar to those of the corresponding exhibit in Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of Warburg, Pincus Emerging Markets II Fund, Inc., filed on August 14, 1998 (Securities Act File No. 333-60677).

     (m)               (1)      Shareholder Servicing and Distribution Plan.(3)
                       (2)      Distribution Plan.(3)
                       (3)      Distribution Agreement(3)
                       (4)      Fund/SERV Agreement(3)

     (n)               Not applicable.

     (o)               Form of 18f-3 Plan.(3)


Item 24. Persons Controlled by or Under Common Control with Registrant

                  All of the outstanding shares of common stock of Registrant on the date Registrant's Registration Statement becomes effective will be owned by Credit Suisse Asset Management Limited ("Credit Suisse"), a corporation formed under English law.

Item 25.          Indemnification

                  Registrant, officers and directors of BEA Associates ("BEA"), Credit Suisse, Counsellors Securities Inc. ("Counsellors Securities") and of Registrant are covered by insurance policies indemnifying them for liability incurred in connection with the operation of Registrant. These policies provide insurance for any "Wrongful Act" of an officer, director or trustee. Wrongful Act is defined as breach of duty, neglect, error, misstatement, misleading statement, omission or other act done or wrongfully attempted by an officer, director or trustee in connection with the operation of Registrant. Insurance coverage does not extend to (a) conflicts of interest or gain in fact any profit or advantage to which one is not legally entitled, (b) intentional non-compliance with any statute or regulation or (c) commission of dishonest, fraudulent acts or omissions. Insofar as it related to Registrant, the coverage is limited in amount and, in certain circumstances, is subject to a deductible.

                  Under Article VIII of the Articles of Incorporation (the "Articles"), the Directors and officers of Registrant shall not have any liability to Registrant or its stockholders for money damages, to the fullest extent permitted by Maryland law. This limitation on liability applies to events occurring at the time a person serves as a Director or officer of Registrant whether or not such person is a Director or officer at the time of any proceeding in which liability is asserted. No provision of Article VIII shall protect or purport to protect any Director or officer of Registrant against any liability to Registrant or its stockholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Registrant shall indemnify and advance expenses to its currently acting and its former Director to the fullest extent that indemnification of Directors and advancement of expenses to Directors is permitted by the Maryland General Corporation Law.

         Registrant shall indemnify and advance expenses to its officers to the same extent as its Directors and to such further extent as is consistent with such law. The Board of Directors may, through a by-law, resolution or agreement, make further provisions for indemnification of directors, officers, employees and agents to the fullest extent permitted by the Maryland General Corporation Law.

         Article V of the By-Laws further limits the liability of the Directors by providing that any person who was or is a party or is threatened to be made a party in any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that such person is a current or former director or officer of Registrant, or is or was serving while a director or officer of Registrant at the request of Registrant as a director, officer, partner, trustee, employee, agent or fiduciary of another corporation, partnership, joint venture, trust, enterprise or employee benefit plan, shall be indemnified by Registrant against judgments, penalties, fines, excise taxes, settlements and reasonable expenses (including attorneys' fees)actually incurred by such person in connection with such action, suit or proceeding to the full extent permissible under the Maryland General Corporation Law, the 1993 Act and the 1940 Act, as such statutes are now or hereafter in force, except that such indemnity shall not protect any such person against any liability to Registrant or any stockholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of this office.

Item 26. Business and Other Connections of Investment Adviser

         BEA acts as investment adviser to the Registrant. BEA renders investment advice to a wide variety of individual and institutional clients. Credit Suisse acts as sub-adviser to the Registrant. Credit Suisse renders investment advice and provides full-service private equity programs to clients. The list required by this Item 26 of officers and directors of BEA and Credit Suisse, together with their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by BEA (SEC File No. 801-377170), and to Schedules A and D of Form ADV filed by Credit Suisse (SEC File No. 801-40177).

Item 27. Principal Underwriter

             (a) Counsellors Securities will act as distributor for Registrant, as well as for Warburg Pincus Balanced Fund; Warburg Pincus Capital Appreciation Fund; Warburg Pincus Cash Reserve Fund; Warburg Pincus Central and Eastern Europe Fund; Warburg Pincus Emerging Growth Fund; Warburg Pincus Emerging

Markets Fund; Warburg Pincus Emerging Markets II Fund; Warburg Pincus European Equity Fund; Warburg Pincus Fixed Income Fund; Warburg Pincus Global Fixed Income Fund; Warburg Pincus Global Post-Venture Capital Fund; Warburg Pincus Global Telecommunications Fund; Warburg Pincus Growth & Income Fund; Warburg Pincus Health Sciences Fund; Warburg Pincus High Yield Fund; Warburg Pincus Institutional Fund; Warburg Pincus Intermediate Maturity Government Fund; Warburg Pincus International Equity Fund; Warburg Pincus International Growth Fund; Warburg Pincus International Small Company Fund; Warburg Pincus Japan Growth Fund; Warburg Pincus Japan Small Company Fund; Warburg Pincus Long-Short Equity Fund; Warburg Pincus Long-Short Market Neutral Fund; Warburg Pincus Major Foreign Markets Fund; Warburg Pincus Money Market Fund; Warburg Pincus Municipal Bond Fund; Warburg Pincus New York Intermediate Municipal Fund; Warburg Pincus New York Tax Exempt Fund; Warburg Pincus Post-Venture Capital Fund; Warburg Pincus Select Economic Value Equity Fund; Warburg Pincus Small Company Growth Fund; Warburg Pincus Small Company Value Fund; Warburg Pincus Strategic Global Fixed Income Fund; Warburg Pincus Strategic Value Fund; Warburg Pincus Tax Free Money Market Fund; Warburg Pincus Trust; Warburg Pincus Trust II; Warburg Pincus U.S. Core Equity Fund and Warburg Pincus U.S. Core Fixed Income Fund.


           (a) For information relating to each director, officer or partner of Counsellors Securities, reference is made to Form BD (SEC File No. 8-32482) filed by Counsellors Securities under the Securities Exchange Act of 1934.

           (b)  None.


Item 28.   Location of Accounts and Records

           (1)    Warburg, Pincus Central and Eastern Europe
                  Fund, Inc.
                  466 Lexington Avenue
                  New York, New York  10017-3147
                  (Fund's Articles of Incorporation,
                  By-Laws and minute books)

           (2)    BEA Associates
                  One Citicorp Center
                  153 East 53rd Street
                  New York, New York 10022
                  (records relating to its function
                  as investment adviser)

           (3)    Credit Suisse Asset Management Limited.
                  15 St. Botolph Street
                  GB-London EC3A 7JJ
                  (records relating to its functions as
                  sub-adviser)

         (4) PFPC Inc.
             400 Bellevue Parkway
             Wilmington, Delaware 19809
             (records relating to its functions as
             co-administrator)

         (5) Counsellors Funds Service, Inc.
             466 Lexington Avenue
             New York, New York 10017-3147
             (records relating to its functions
             as co-administrator)

         (6) State Street Bank and Trust Company
             225 Franklin Street
             Boston, Massachusetts  02110
             (records relating to its functions as
             transfer agent and dividend disbursing agent)

         (7) Boston Financial Data Services, Inc.
             2 Heritage Drive
             North Quincy, Massachusetts 02171
             (records relating to its functions as transfer agent and dividend disbursing agent)

         (8) Brown Brothers Harriman & Co.
             40 Water Street
             Boston, Massachusetts 02109
             (records relating to its functions as custodian)

         (9) Counsellors Securities Inc.
             466 Lexington Avenue
             New York, New York 10017-3147
             (records relating to its functions as distributor)

Item 29. Management Services

         Not applicable.

Item 30. Undertakings.

         Not Applicable.

                                   SIGNATURES


                  Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on the 3rd day of September, 1998.


                                       WARBURG, PINCUS CENTRAL AND
                                       EASTERN EUROPE FUND, INC.

                                       By:/s/Eugene L. Podsiadlo
                                          -------------------------------
                                          Eugene L. Podsiadlo
                                          President

                  Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:


Signature                                         Title                                         Date
---------                                         -----                                         -----
/s/John L. Furth                                  Chairman of the Board of
John L. Furth                                     Directors                              September 3, 1998

/s/Eugene L. Podsiadlo                            President                              September 3, 1998
Eugene L. Podsiadlo

/s/Howard Conroy                                  Vice President and Chief
Howard Conroy                                     Financial Officer                      September 3, 1998

/s/Daniel S. Madden                               Treasurer and Chief
Daniel S. Madden                                  Accounting Officer                     September 3, 1998

/s/Richard N. Cooper                              Director                               September 3, 1998
Richard N. Cooper

/s/Jack W. Fritz                                  Director                               September 3, 1998
Jack W. Fritz

/s/Jeffrey E. Garten                              Director                               September 3, 1998
Jeffrey E. Garten

/s/Arnold M. Reichman                             Director                               September 3, 1998
Arnold M. Reichman

/s/Alexander B. Trowbridge                        Director                               September 3, 1998
Alexander B. Trowbridge

                                INDEX TO EXHIBITS



      Exhibit No.                 Description of Exhibit
      ------------                -----------------------
       (c)                Registrant's Forms of Stock Certificates.
       (d)(1)             Form of Investment Advisory Agreement.
       (d)(2)             Form of Sub-Advisory Agreement.
       (h)(2)             Form of Co-Administration Agreement with
                           Counsellors Funds Service, Inc.
       (h)(3)             Form of Co-Administration Agreement with PFPC Inc.
       (i)(1)             Opinion and Consent of Willkie Farr & Gallagher,
                           counsel to the Fund.
       (i)(2)             Opinion and Consent of Venable, Baetjer and
                           Howard, LLP, Maryland counsel to the Fund.
       (l)                Form of Purchase Agreement.